UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: July 31, 2019

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

YORKTOWN MID CAP FUND

SEMI-ANNUAL REPORT DATED JULY 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 933-8274 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 933-8274. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Financial Statements
Schedule of Investments
Growth Fund	1-5
Capital Income Fund	6-8
Multi-Asset Income Fund	9-17
Short Term Bond Fund	18-26
Master Allocation Fund	27
Small Cap Fund	28-29
Mid Cap Fund	30-31
Statements of Assets and Liabilities	32-35
Statements of Operations	36-37
Statements of Changes in Net Assets	38-45
Financial Highlights
Growth Fund	46-48
Capital Income Fund	49-51
Multi-Asset Income Fund	52-55
Short Term Bond Fund	56-58
Master Allocation Fund	59-61
Small Cap Fund	62-64
Mid Cap Fund	65-67
Notes to the Financial Statements	68-84
Expense Examples	85-87
Other Information	88-91
Privacy Notice	92-93

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Industrials	25.84%
Information Technology	19.28%
Consumer Discretionary	14.42%
Health Care	13.72%
Communication Services	5.94%
Financials	5.70%
Consumer Staples	4.56%
Real Estate	3.98%
Materials	3.84%
Utilities	0.64%
Energy	0.62%
Other	1.46%
100.00%

	Shares	Fair Value
COMMON STOCKS — 98.54%
Communication Services — 5.94%
Alphabet, Inc., Class A(a)	125	$152,275
Electronic Arts, Inc.(a)	2,500	231,250
Gray Television, Inc.(a)	18,100	321,275
KDDI Corporation	12,000	314,759
Liberty Media Corporation - Liberty SiriusXM, Series A(a)	7,200	299,736
MultiChoice Group Ltd. - ADR(a)	16,740	155,682
Naspers Ltd., Class N - ADR	6,700	328,903
Nexon Company Ltd.(a)	9,400	149,656
Nexstar Media Group, Inc., Class A	2,700	274,779
Nintendo Company Ltd. - ADR	5,800	267,902
Take-Two Interactive Software, Inc.(a)	2,400	294,048
Tencent Holdings Ltd. - ADR	7,000	325,500
T-Mobile US, Inc.(a)	4,200	334,866
		3,450,631
Consumer Discretionary — 14.42%
adidas AG - ADR	2,200	350,812
ASOS plc(a)	4,000	126,769
AutoZone, Inc.(a)	300	336,912
Carter’s, Inc.	1,300	120,926
Christian Dior SE	700	364,180
Compass Group plc - ADR	7,900	199,949
Dollar General Corporation	3,100	415,462
Dollar Tree, Inc.(a)	1,400	142,450
Fast Retailing Company Ltd. - ADR	3,200	192,576
Five Below, Inc.(a)	2,900	340,634
Fox Factory Holding Corporation(a)	3,250	260,260
Gentex Corporation	6,500	178,230
G-III Apparel Group Ltd.(a)	6,900	197,754
Grand Canyon Education, Inc.(a)	3,000	326,310
Hermes International SA	425	299,485
Industria de Diseno Textil, S.A. - ADR	26,900	400,810
Kering SA - ADR	6,600	340,824
LCI Industries	4,080	373,850
Lear Corporation	2,000	253,560
Lithia Motors, Inc., Class A	1,200	158,256
Lowe’s Companies, Inc.	1,400	141,960
Moncler SpA	6,700	275,669
Nitori Holdings Company Ltd.	2,300	311,422
Nuazhu Group Ltd. - ADR	8,000	262,080
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,100	262,539
Pan Pacific International Holdings Corporation	1,900	121,558
Ross Stores, Inc.	3,100	328,693
SEB SA	1,400	224,707

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Sekisui Chemical Company Ltd.	16,000	$238,409
Shenzhou International Group Holdings Ltd.	10,500	145,801
Tractor Supply Company	3,300	359,073
TRI Pointe Group, Inc.(a)	14,100	193,029
Ulta Beauty, Inc.(a)	400	139,700
		8,384,649
Consumer Staples — 4.56%
Anheuser-Busch InBev SA/NV - ADR	3,400	343,332
British American Tobacco plc - ADR	3,600	128,196
Constellation Brands, Inc., Class A	1,700	334,594
Costco Wholesale Corporation	1,400	385,882
Fomento Economico Mexicano SAB de CV - ADR	3,200	290,240
Inter Parfums, Inc.	2,600	180,128
J & J Snack Foods Corporation	1,100	204,424
Monster Beverage Corporation(a)	4,900	315,903
Salmar ASA	2,900	134,128
Shiseido Company Ltd. - ADR	4,500	333,360
		2,650,187
Energy — 0.62%
Transportadora de Gas del Sur S.A. - ADR	23,100	360,591

Financials — 5.70%
AIA Group Ltd. - ADR	10,000	410,510
Arthur J. Gallagher & Company	4,100	370,763
Berkshire Hathaway, Inc., Class A(a)	1	308,666
Eaton Vance Corporation	2,800	124,600
FactSet Research Systems, Inc.	1,400	388,220
Interactive Brokers Group, Inc., Class A	3,900	199,914
LPL Financial Holdings, Inc.	4,300	360,641
Noah Holdings Ltd. - ADR(a)	6,400	206,976
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	363,132
TD Ameritrade Holding Corporation	5,300	270,830
Tokio Marine Holdings, Inc.	5,800	309,065
		3,313,317
Health Care — 13.72%
Align Technology, Inc.(a)	650	135,902
AMN Healthcare Services, Inc.(a)	6,200	330,956
BioMerieux	4,200	355,889
Cambrex Corporation(a)	4,200	183,960
Cerner Corporation	2,500	179,125
Chemed Corporation	1,200	486,468
Chugai Pharmaceutical Company Ltd.	2,900	207,927
Cooper Companies, Inc. (The)	500	168,700
CSL Ltd. - ADR	5,000	393,200
CSPC Pharmaceutical Group Ltd.	159,000	279,485
Emergent BioSolutions, Inc.(a)	4,400	194,216
Encompass Health Corporation	3,000	191,520
Genmab A/S(a)	1,750	324,783
Globus Medical, Inc., Class A(a)	4,400	200,552
Hill-Rom Holdings, Inc.	3,100	330,584
LHC Group, Inc.(a)	3,200	405,056
Lonza Group AG - ADR	4,700	160,364
M3, Inc.	8,500	173,144
Masimo Corporation(a)	2,700	426,195
Medidata Solutions, Inc.(a)	3,300	301,521
Orpea	1,200	150,498
Sartorius Stedim Biotech	2,600	416,449
Sinopharm Group Company Ltd.	60,500	225,674
Sonova Holding AG - ADR	7,400	339,956
Straumann Holding AG	180	147,180
Takeda Pharmaceutical Company Ltd. - ADR	8,557	150,603
Thermo Fisher Scientific, Inc.	1,300	360,984

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Universal Health Services, Inc., Class B	2,600	$392,236
Veeva Systems, Inc., Class A(a)	2,200	364,980
		7,978,107
Industrials — 25.84%
Acuity Brands, Inc.	1,400	187,908
AerCap Holdings N.V.(a)	3,200	174,496
AMERCO	900	348,300
Apogee Enterprises, Inc.	6,360	257,962
ASSA ABLOY AB - ADR	27,300	311,766
Bunzl plc - ADR	10,500	279,510
C.H. Robinson Worldwide, Inc.	1,400	117,222
Carlisle Companies, Inc.	1,000	144,210
Cintas Corporation	1,600	416,704
Copart, Inc.(a)	6,000	465,180
Deere & Company	700	115,955
Douglas Dynamics, Inc.	6,450	265,095
EMCOR Group, Inc.	1,700	143,463
Encore Wire Corporation	3,400	186,728
Equifax, Inc.	1,300	180,817
ESCO Technologies, Inc.	2,400	200,544
Franklin Electric Company, Inc.	3,900	182,754
Fujitec Company Ltd. - ADR	22,700	284,964
Generac Holdings, Inc.(a)	4,000	289,200
Graco, Inc.	6,600	317,328
HEICO Corporation	2,900	396,575
Hexcel Corporation	4,300	351,568
IDEX Corporation	2,350	395,317
IMCD Group NV	4,500	397,996
John Bean Technologies Corporation	1,600	189,856
Kingspan Group plc - ADR	6,300	310,739
KION Group AG	4,400	236,754
L3Harris Technologies, Inc.	1,700	352,920
Landstar System, Inc.	1,800	200,286
Makita Corporation	5,200	171,839
Makita Corporation - ADR	7,000	226,240
NIBE Industrier AB, Class B	11,000	155,655
Nidec Corporation - ADR	11,600	388,600
Nordson Corporation	1,300	184,158
Owens Corning	3,400	197,200
Raytheon Company	1,000	182,290
RBC Bearings, Inc.(a)	1,435	233,460
Recruit Holdings Company Ltd.	12,600	430,625
RELX plc - ADR	16,918	401,464
Rollins, Inc.	7,950	266,564
Roper Technologies, Inc.	1,100	400,015
Saia, Inc.(a)	3,000	228,900
Secom Company Ltd. - ADR	16,000	313,120
Sensata Technologies Holding plc(a)	6,500	308,295
SMC Corporation	900	329,761
Teleperformance SA	1,600	335,798
Toro Company (The)	4,800	349,536
UniFirst Corporation	1,200	236,244
United Technologies Corporation	900	120,240
Universal Forest Products, Inc.	8,100	327,483
US Ecology, Inc.	4,400	279,972
Viad Corporation	5,600	387,184
Waste Connections, Inc.	3,300	299,376
Watsco, Inc.	1,000	162,620
Wolters Kluwer NV - ADR	5,500	398,035
		15,016,791
Information Technology — 19.28%
Accenture plc, Class A	1,900	365,902
Adobe, Inc.(a)	1,400	418,404
Advanced Energy Industries, Inc.(a)	3,200	186,880
Amadeus IT Group S.A. - ADR	4,300	335,142
Analog Devices, Inc.	1,300	152,698
Apple, Inc.	1,400	298,256
ASML Holding N.V. - ADR	1,500	334,215
Broadridge Financial Solutions, Inc.	1,400	177,968
Cabot Microelectronics Corporation	2,000	243,300
CDW Corporation	2,900	342,664
Control4 Corporation(a)	10,760	257,272
Dassault Systemes SE - ADR	2,000	305,300

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
EPAM Systems, Inc.(a)	800	$155,032
ExlService Holdings, Inc.(a)	1,800	123,822
Fidelity National Information Services, Inc.	2,900	386,425
Fortinet, Inc.(a)	1,700	136,527
Genpact Ltd.	4,300	170,624
Guidewire Software, Inc.(a)	1,500	153,120
Hexagon AB, Class B	5,300	257,855
II-VI, Inc.(a)	6,700	265,990
Intuit, Inc.	1,600	443,696
IPG Photonics Corporation(a)	900	117,909
Jack Henry & Associates, Inc.	2,600	363,220
Keyence Corporation	450	259,452
KLA-Tencor Corporation	1,500	204,480
Logitech International, S.A.	7,500	309,300
MAXIMUS, Inc.	4,600	338,146
NetScout Systems, Inc.(a)	12,100	315,084
Novanta, Inc.(a)	1,520	127,817
NXP Semiconductors N.V.	3,100	320,509
Open Text Corporation	3,700	157,731
PagSeguro Digital Ltd., Class A(a)	9,800	426,104
Palo Alto Networks, Inc.(a)	1,600	362,464
Paychex, Inc.	1,700	141,185
PayPal Holdings, Inc.(a)	2,800	309,120
Rogers Corporation(a)	1,940	307,800
salesforce.com, Inc.(a)	900	139,050
Silicon Motion Technology Corporation - ADR	3,900	141,180
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,700	157,731
Tokyo Electron Ltd. - ADR	6,400	270,720
Total System Services, Inc.	1,500	203,580
Trade Desk, Inc. (The), Class A(a)	650	171,151
Tyler Technologies, Inc.(a)	700	163,345
WEX, Inc.(a)	900	196,263
Wirecard AG - ADR	2,300	190,877
		11,205,310
Materials — 3.84%
Balchem Corporation	1,900	195,016
Eagle Materials, Inc.	1,600	132,448
Givaudan SA - ADR	7,100	377,649
Kirkland Lake Gold Ltd.	4,300	177,547
Mondi plc	6,000	131,598
Novozymes A/S - ADR	2,700	124,686
RPM International, Inc.	3,200	217,056
Sherwin-Williams Company (The)	800	410,432
Symrise AG - ADR	14,000	322,420
Westlake Chemical Corporation	2,100	141,897
		2,230,749
Real Estate — 3.98%
American Tower Corporation, Class A	2,000	423,240
Big Yellow Group plc	27,000	324,743
Cresud SACIF y A - ADR(a)	21,517	218,613
Equinix, Inc.	300	150,630
Equity LifeStyle Properties, Inc.	1,100	136,675
Federal Realty Investment Trust	2,500	330,025
Henderson Land Development Company Ltd. - ADR	60,393	306,796
Jones Lang LaSalle, Inc.	849	123,665
Lamar Advertising Company, Class A	1,700	137,564
Sun Communities, Inc.	1,200	159,372
		2,311,323

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Utilities — 0.64%
Ormat Technologies, Inc.	5,700	$373,635

Total Common Stocks
(Cost $39,683,041)		57,275,290

Total Investments — 98.54%
(Cost $39,683,041)		57,275,290
Other Assets in Excess of Liabilities — 1.46%		846,846
Net Assets — 100.00%		$58,122,136

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Common Stocks	76.47%
Corporate Bonds and Notes	16.85%
Preferred Stocks	5.40%
Other	1.28%
100.00%

	Shares	Fair Value
COMMON STOCKS — 76.47%
Communication Services — 2.79%
AT&T, Inc.	4,400	$149,820
Interpublic Group of Companies, Inc. (The)	15,200	348,384
KDDI Corporation - ADR	6,500	84,825
WPP plc - ADR	1,400	82,432
		665,461
Consumer Discretionary — 10.89%
Bayerische Moteren Werke AG - ADR	2,900	71,050
Carter’s, Inc.	2,200	204,644
Cedar Fair, LP	3,100	156,457
Compass Group plc - ADR	3,800	96,178
Continental AG - ADR	5,300	73,087
Cracker Barrel Old Country Store, Inc.	1,000	173,710
Garmin Ltd.	2,600	204,334
Hasbro, Inc.	1,900	230,204
Industria de Diseno Textil, S.A. - ADR	5,900	87,910
Kohl’s Corporation	2,600	140,036
LCI Industries	2,100	192,423
M.D.C. Holdings, Inc.	6,000	216,840
Magna International, Inc.	1,600	80,672
Penske Automotive Group, Inc.	3,700	170,089
Royal Caribbean Cruises Ltd.	1,600	186,144
Tapestry, Inc.	4,800	148,464
Thor Industries, Inc.	2,700	160,920
		2,593,162
Consumer Staples — 1.11%
Hormel Foods Corporation	4,100	168,059
Unilever plc - ADR	1,600	96,192
		264,251
Energy — 1.53%
Magellan Midstream Partners, LP	2,800	185,192
Valero Energy Corporation	2,100	179,025
		364,217
Financials — 10.18%
Arthur J. Gallagher & Company	2,300	207,989
BlackRock, Inc.	400	187,072
Eaton Vance Corporation	4,600	204,700
Hong Kong Exchanges & Clearing Ltd. - ADR	2,600	87,932
Houlihan Lokey, Inc.	3,300	151,800
Jefferies Financial Group, Inc.	8,600	183,438
Legg Mason, Inc.	5,900	222,194
Main Street Capital Corporation - BDC	4,600	196,420
Marsh & McLennan Companies, Inc.	2,100	207,480
Santander Consumer USA Holdings, Inc.	9,200	247,572
Silvercrest Asset Management Group, Inc., Class A	11,300	161,929
T. Rowe Price Group, Inc.	1,800	204,102
TD Ameritrade Holding Corporation	3,200	163,520
		2,426,148
Health Care — 1.83%
CVS Health Corporation	2,700	150,849
Novo Nordisk A/S - ADR	1,700	81,464
Quest Diagnostics, Inc.	2,000	204,160
		436,473
Industrials — 11.59%
Bunzl plc - ADR	2,500	66,550
C.H. Robinson Worldwide, Inc.	2,000	167,460
Dover Corporation	2,200	213,070

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Fastenal Company	6,200	$190,960
General Dynamics Corporation	1,000	185,940
IAA, Inc.(a)	3,400	158,950
Ingersoll-Rand plc	1,800	222,588
Johnson Controls International plc	5,300	224,932
KAR Auction Services, Inc.	3,400	90,916
Legrand SA - ADR	7,000	97,860
ManpowerGroup, Inc.	2,400	219,240
MSC Industrial Direct Company, Inc., Class A	2,100	149,205
RELX plc - ADR	3,700	87,801
Ryder System, Inc.	2,700	143,802
Snap-on, Inc.	1,000	152,610
Watsco, Inc.	2,400	390,288
		2,762,172
Information Technology — 4.36%
Accenture plc, Class A	1,200	231,096
Broadcom, Inc.	600	173,994
j2 Global, Inc.	2,400	213,816
Skyworks Solutions, Inc.	2,500	213,200
Tokyo Electron Ltd. - ADR	4,900	207,270
		1,039,376
Materials — 5.82%
Avery Dennison Corporation	1,800	206,766
Eastman Chemical Company	2,200	165,770
Greif, Inc., Class A	4,200	146,832
Mercer International, Inc.	9,700	126,391
Packaging Corporation of America	1,900	191,843
Rayonier Advanced Materials, Inc.	36,000	167,400
Rio Tinto plc - ADR	3,000	171,240
RPM International, Inc.	3,100	210,273
		1,386,515
Real Estate — 12.47%
American Campus Communities, Inc.	4,000	187,000
American Tower Corporation, Class A	1,000	211,620
AvalonBay Communities, Inc.	900	187,911
Boston Properties, Inc.	1,400	186,130
Crown Castle International Corporation	1,600	213,216
Douglas Emmett, Inc.	4,700	191,854
EastGroup Properties, Inc.	1,800	216,864
Empire State Realty Trust, Inc., Class A	11,400	159,714
EPR Properties	2,400	178,632
Equity LifeStyle Properties, Inc.	1,700	211,225
Healthcare Realty Trust, Inc.	5,500	175,890
Healthcare Trust of America, Inc., Class A	6,400	172,352
Iron Mountain, Inc.	4,900	144,109
National Retail Properties, Inc.	3,400	177,616
Realty Income Corporation	2,600	179,946
Weingarten Realty Investors	6,300	175,833
		2,969,912
Utilities — 13.90%
Alliant Energy Corporation	4,000	198,160
American Water Works Company, Inc.	1,900	218,082
Aqua America, Inc.	5,000	209,750
Dominion Energy, Inc.	2,500	185,725
Duke Energy Corporation	2,000	173,440
El Paso Electric Company	3,500	231,910
Evergy, Inc.	3,000	181,470
Eversource Energy	2,500	189,650
IDACORP, Inc.	1,800	183,708
New Jersey Resources Corporation	3,800	189,506
NextEra Energy, Inc.	1,000	207,170
NorthWestern Corporation	2,800	195,776
Pinnacle West Capital Corporation	2,000	182,440
Southern Company (The)	3,300	185,460
Southwest Gas Holdings, Inc.	2,200	195,602
Spire, Inc.	2,200	181,302
Xcel Energy, Inc.	3,400	202,674
		3,311,825
Total Common Stocks
(Cost $16,553,307)		18,219,512

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares/ Principal Amount	Fair Value
PREFERRED STOCKS — 5.40%
Financials — 5.40%
Fidus Investment Corporation, 6.00%	8,000	$206,640
Merchants Bancorp, Series A, 7.00%	40,000	1,080,000

Total Preferred Stocks
(Cost $1,200,000)		1,286,640

CORPORATE BONDS AND NOTES — 16.85%
Financials — 16.85%
Bank of New York Mellon Corporation, Series D, 4.50%, Perpetual (3MO LIBOR +246BPS)(b)	$1,000,000	974,020
Citigroup, Inc., Series D, 5.35%, Perpetual (3MO LIBOR +346.60BPS)(b)	1,000,000	1,019,980
Dime Community Bancshares, Inc., 4.50%, 6/15/2027(b)	1,000,000	1,007,150
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.50bps)(b)	1,000,000	1,013,125

Total Corporate Bonds and Notes
(Cost $3,937,095)		4,014,275

Total Investments — 98.72%
(Cost $21,690,402)		23,520,427
Other Assets in Excess of Liabilities — 1.28%		304,954
Net Assets — 100.00%		$23,825,381

(a)	Non-income producing security.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ADR – American Depositary Receipt

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	61.58%
Common Stocks	22.22%
Preferred Stocks	4.42%
Investment Companies	3.20%
Repurchase Agreements	2.60%
Securitized Debt Obligations	2.41%
Collateralized Loan Obligations	1.75%
U.S. Treasury Notes and Bonds	0.76%
Other	1.06%
100.00%

	Shares	Fair Value
COMMON STOCKS — 22.22%
Communication Services — 0.84%
AT&T, Inc.	69,500	$2,366,475
Interpublic Group of Companies, Inc. (The)	46,700	1,070,364
Meredith Corporation	17,800	976,508
Verizon Communications, Inc.	20,000	1,105,400
		5,518,747
Consumer Discretionary — 0.88%
Bluegreen Vacations Corporation	39,000	402,090
Carnival Corporation	35,400	1,671,942
Carnival plc - ADR	10,100	463,085
Kohl’s Corporation	1,550	83,483
LCI Industries	6,500	595,595
Penske Automotive Group, Inc.	13,100	602,207
PetMed Express, Inc.	41,300	717,381
Tapestry, Inc.	39,100	1,209,363
		5,745,146
Consumer Staples — 0.51%
Altria Group, Inc.	8,800	414,216
British American Tobacco plc - ADR	14,700	523,467
Bunge Ltd.	5,000	292,150
Kraft Heinz Company (The)	18,200	582,582
Philip Morris International, Inc.	12,000	1,003,320
Weis Markets, Inc.	14,500	528,525
		3,344,260
Energy — 3.93%
BP plc - ADR	150,000	5,961,000
Chevron Corporation	10,000	1,231,100
China Petroleum & Chemical Corporation - ADR	7,700	494,109
CVR Energy, Inc.	12,100	642,147
Delek US Holdings, Inc.	16,000	689,280
Exxon Mobil Corporation	50,000	3,718,000
Magellan Midstream Partners, LP	9,500	628,330
Occidental Petroleum Corporation	8,000	410,880
ONEOK, Inc.	10,000	700,800
PBF Energy, Inc., Class A	29,000	809,970
Royal Dutch Shell plc, Class A - ADR	100,000	6,289,000
SemGroup Corporation, Class A	120,000	1,520,400
Shell Midstream Partners, LP	32,000	690,880
Total S.A. - ADR	9,000	465,660
Valero Energy Corporation	6,000	511,500
Williams Companies, Inc. (The)	40,000	985,600
		25,748,656
Financials — 10.29%
AGNC Investment Corporation	179,000	3,068,060
Annaly Capital Management, Inc.	442,000	4,221,100
Ares Commercial Real Estate Corporation	265,000	4,020,050

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Ares Management Corporation	145,000	$4,241,250
BGC Partners, Inc., Class A	473,800	2,610,638
BlackRock, Inc.	2,000	935,360
Chimera Investment Corporation	106,500	2,053,320
Compass Diversified Holdings LLC - MLP	15,000	288,000
Dynex Capital, Inc.	59,000	961,700
Eaton Vance Corporation	14,500	645,250
Ellington Financial, Inc.	56,000	978,880
Federated Investors, Inc., Class B	18,300	635,925
First Hawaiian, Inc.	70,000	1,873,200
Granite Point Mortgage Trust, Inc.	280,000	5,348,000
Invesco Ltd.	36,000	690,840
Invesco Mortgage Capital, Inc.	191,000	3,147,680
Janus Henderson Group plc	20,100	403,407
KeyCorp	130,700	2,400,959
KKR Real Estate Finance Trust, Inc.	100,000	2,003,000
Ladder Capital Corporation	137,520	2,314,462
Lazard Ltd., Class A - MLP	20,000	774,200
MFA Financial, Inc.	140,000	1,005,200
Moelis & Company, Class A	2,200	80,168
Navient Corporation	10,000	141,500
New Residential Investment Corporation	278,000	4,361,820
New York Mortgage Trust, Inc.	325,000	1,985,750
Old Republic International Corporation	13,000	296,530
PennyMac Mortgage Investment Trust	47,000	1,035,410
People’s United Financial, Inc.	59,000	968,780
Prudential Financial, Inc.	18,000	1,823,580
Redwood Trust, Inc.	62,000	1,049,040
Starwood Property Trust, Inc.	180,000	4,181,400
TPG RE Finance Trust, Inc.	159,500	3,150,125
Two Harbors Investment Corporation	239,000	3,216,940
Virtu Financial, Inc., Class A	20,800	450,944
		67,362,468
Health Care — 0.48%
AbbVie, Inc.	17,000	1,132,540
Cardinal Health, Inc.	2,000	91,460
CVS Health Corporation	34,900	1,949,863
		3,173,863
Industrials — 1.34%
Aircastle Ltd.	30,000	623,700
Caterpillar, Inc.	8,000	1,053,360
Covanta Holding Corporation	40,000	688,800
Cummins, Inc.	7,500	1,230,000
H&E Equipment Services, Inc.	34,600	1,059,106
Knoll, Inc.	47,000	1,139,750
United Parcel Service, Inc., Class B	25,000	2,986,750
		8,781,466
Information Technology — 0.65%
Broadcom, Inc.	5,300	1,536,947
Lam Research Corporation	10,500	2,190,405
Western Digital Corporation	9,700	522,733
		4,250,085
Materials — 1.46%
Corteva, Inc.	8,333	245,823
Dow, Inc.	8,333	403,651
DuPont de Nemours, Inc.	8,333	601,309
Greif, Inc., Class A	12,200	426,512
International Paper Company	33,600	1,475,376
LyondellBasell Industries N.V., Class A	10,000	836,900
MMC Norilsk Nickel PJSC - ADR	46,700	1,065,227
Norbord, Inc.	10,000	231,600
Packaging Corporation of America	6,200	626,014
Rio Tinto plc - ADR	10,000	570,800

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Schweitzer-Mauduit International, Inc.	20,000	$688,600
Sinopec Shanghai Petrochemical Company Ltd. - ADR	12,400	434,000
Southern Copper Corporation	12,600	450,954
Steel Dynamics, Inc.	15,000	472,650
Ternium SA - ADR	22,200	469,086
WestRock Company	15,000	540,750
		9,539,252
Real Estate — 1.04%
Gaming and Leisure Properties, Inc.	15,000	565,650
Iron Mountain, Inc.	14,200	417,622
Lamar Advertising Company, Class A	7,500	606,900
Life Storage, Inc.	10,300	1,004,147
LTC Properties, Inc.	20,000	921,800
Newmark Group, Inc., Class A	279,358	2,754,470
Weyerhaeuser Company	22,300	566,643
		6,837,232
Utilities — 0.80%
Dominion Energy, Inc.	15,300	1,136,637
PPL Corporation	115,900	3,434,117
Southern Company (The)	11,400	640,680
		5,211,434
Total Common Stocks
(Cost $147,170,748)		145,512,609

PREFERRED STOCKS — 4.42%
Energy — 0.83%
NuStar Energy LP, Series A, 8.50%	140,000	3,375,400
NuStar Energy LP, Series B, 7.63%	50,000	1,067,500
NuStar Energy LP, Series C, 9.00%	40,000	1,001,600
		5,444,500
Financials — 3.19%
Annaly Capital Management, Inc., Series F, 6.95%	20,000	514,400
Annaly Capital Management, Inc., Series G, 6.50%	10,000	249,400
Arlington Asset Investment Corporation, 6.63%	105,150	2,562,505
B. Riley Financial, Inc., 6.75%	80,000	2,096,000
B. Riley Financial, Inc., 7.25%	60,000	1,511,400
B. Riley Financial, Inc., 7.50%	35,468	911,173
Chimera Investment Corporation, Series C, 7.75%	20,000	506,200
Compass Diversified Holdings LLC, Series A, 7.25%	101,400	2,331,186
Compass Diversified Holdings LLC, Series B, 7.88%	20,000	489,400
GMAC Capital Trust I, Series 2, 8.30%	50,000	1,318,000
Invesco Mortgage Capital, Inc., Series C, 7.50%	15,000	388,200
Landmark Infrastructure Partners LP, Series C, 7.38%	10,000	250,300
Medley LLC, 6.88%	1,640	28,290
Merchants Bancorp, Series A, 7.00%	80,000	2,160,000
NuStar Logistics LP, 9.04%	29,000	753,130
Ready Capital Corporation, 7.00%	25,000	685,000
Regions Financial Corporation, Series C, 5.70%	40,000	1,077,600
Saratoga Investment Corporation, 6.25%	4,391	113,727
Two Harbors Investment Corporation, Series A, 8.13%	25,000	672,500
Two Harbors Investment Corporation, Series B, 7.63%	30,000	777,000
Two Harbors Investment Corporation, Series C, 7.25%	20,000	504,000

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares/ Principal Amount	Fair Value
Two Harbors Investment Corporation, Series D, 7.75%	38,500	$977,515
		20,876,926
Industrials — 0.06%
CAI International, Inc., Series A, 8.50%	10,000	262,400
Seaspan Corporation, Series H, 7.88%	4,521	113,251
		375,651
Real Estate — 0.31%
Bluerock Residential Growth REIT, Inc., Series C, 7.63%	10,811	281,654
Global Medical REIT, Inc., Series A, 7.50%	10,900	281,220
Sotherly Hotels, Inc., Series C, 7.88%	59,100	1,485,774
		2,048,648
Utilities — 0.03%
Spark Energy, Inc., Series A, 8.75%	7,150	176,962

Total Preferred Stocks
(Cost $28,950,715)		28,922,687

CORPORATE BONDS AND NOTES — 61.58%
Communication Services — 0.04%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	265,813

Consumer Discretionary — 3.71%
Conn’s, Inc., 7.25%, 7/15/2022	2,000,000	2,000,000
Jaguar Land Rover Automotive plc, 5.63%, 2/1/2023	2,353,000	2,314,764
Jaguar Land Rover Automotive plc, 4.50%, 10/1/2027	2,000,000	1,601,360
L Brands, Inc., 6.88%, 11/1/2035	3,000,000	2,685,000
Quad Graphics, Inc., 7.00%, 5/1/2022	5,962,000	6,111,050
Signet UK Finance plc, 4.70%, 6/15/2024	2,877,000	2,502,990

	Principal Amount	Fair Value
Stena International SA, 5.75%, 3/1/2024 (a)	$3,730,000	$3,711,350
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,387,447
		24,313,961
Consumer Staples — 2.83%
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,377,500
Land O’ Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,065,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	3,048,000
Pilgrim’s Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,872,400
Vector Group Ltd., 6.13%, 2/1/2025(a)	3,345,000	3,186,347
		18,549,247
Energy — 14.85%
Andeavor Logistics LP, Series A, 6.88%, Perpetual (3MO LIBOR + 465.2bps)(b)	5,500,000	5,503,932
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022 (a)	2,000,000	1,985,000
Chesapeake Energy Corporation, 8.00%, 1/15/2025	2,000,000	1,720,000
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	957,850
CVR Refining LLC, 6.50%, 11/1/2022	8,550,000	8,667,562
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.8bps)(b)	1,000,000	985,980
DCP Midstream Operating LP, 5.85%, Perpetual (3MO LIBOR + 385.0bps)(a),(b)	3,000,000	2,835,000
Energy Transfer Partners LP, 5.60%, 11/1/2066 (3MO LIBOR + 301.8bps)(b)	3,414,000	2,611,710

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Energy Transfer Partners LP, Series A, 6.25%, 2/15/2068 (3MO LIBOR + 402.8bps)(b)	$4,500,000	$4,211,910
Genesis Energy LP, 6.75%, 8/1/2022	2,081,000	2,124,972
Gulfport Energy Corporation, 6.00%, 10/15/2024	2,750,000	2,130,975
MEG Energy Corporation, 7.00%, 3/31/2024 (a)	2,990,000	2,869,742
Murphy Oil Corporation, 6.88%, 8/15/2024	4,000,000	4,210,880
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	823,515
PBF Holding Company LLC, 7.00%, 11/15/2023	4,681,000	4,881,347
PBF Holding Company LLC, 7.25%, 6/15/2025	7,575,000	7,963,219
PBF Logistics, LP, 6.88%, 5/15/2023	6,000,000	6,180,000
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411.0bps)(b)	3,500,000	3,380,930
SemGroup Corporation, 5.63%, 11/15/2023	7,000,000	6,772,500
SemGroup Corporation, 6.38%, 3/15/2025 (a)	5,521,000	5,327,765
Southwestern Energy Company, 7.50%, 4/1/2026	7,200,000	6,336,000
Tidewater, Inc., 8.00%, 8/1/2022	3,000,000	3,142,500
Transocean, Inc., 9.00%, 7/15/2023 (a)	11,000,000	11,615,560
		97,238,849
Financials — 24.42%
American Express Company, Series C, 4.90%, 9/15/2167 (3MO LIBOR + 328.5bps)(b)	1,000,000	1,007,230
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,153,445
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,074,020
Bank of America Corporation, Series V, 5.80%, Perpetual (3MO LIBOR + 338.7bps)(b)	2,000,000	2,006,560
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,305,735
Barclays plc, 4.84%, 5/9/2028	2,000,000	2,036,240
Barclays plc, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,519,298
BBVA Bancomer SA, 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	2,895,000
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	2,908,423
Cadence BanCorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,500,000	1,512,056
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(b)	2,000,000	2,011,318
Citadel LP, 5.38%, 1/17/2023 (a)	5,000,000	5,229,588
Citigroup, Inc., 5.88%, Perpetual (b)	2,000,000	2,028,190
Citigroup, Inc., 5.90%, Perpetual (b)	2,000,000	2,093,570
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,500,000	3,782,188
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,058,749
Cowen, Inc., 7.25%, 5/6/2024	3,000,000	3,128,571
Credit Agricole SA, 6.63%, Perpetual (b)	1,000,000	1,002,827
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,133,870

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Everest Reinsurance Holdings, Inc., 4.90%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	$10,902,000	$10,033,601
FedNat Holding Company, 7.50%, 3/15/2029(a)	3,000,000	3,067,500
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025(a)	2,000,000	2,100,000
Fifth Third Bancorp, Series J, 4.90%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,986,080
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	992,480
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,498,870
FS Energy & Power Fund, 7.50%, 8/15/2023 (a)	5,100,000	5,214,750
Genworth Holdings, Inc., 7.70%, 6/15/2020	2,500,000	2,550,000
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,398,720
Goldman Sachs Group, Inc., Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)(b)	2,000,000	1,956,360
Hartford Financial Services Group, Inc., 4.64%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,300,503
Icahn Enterprises LP, 6.75%, 2/1/2024	3,500,000	3,670,625
Icahn Enterprises LP/Icahn Enterprises Finance, 6.25%, 5/15/2026 (a)	1,000,000	1,035,000
ILFC E-Capital Trust I, 4.09%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	3,250,000	2,279,940
ILFC E-Capital Trust I, 4.09%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	413,897
ILFC E-Capital Trust II, 4.34%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	720,000
Intesa Sanpaolo SpA, 5.71%, 1/15/2026	4,000,000	4,126,403
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	3,000,000	2,977,500
JPMorgan Chase & Company, Series CC, 4.63%, Perpetual (3MO LIBOR + 258.0bps)(b)	2,000,000	1,963,040
JPMorgan Chase & Company, Series V, 5.00%, Perpetual	4,000,000	4,009,000
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,364,278
Macquarie Bank Ltd., 6.13%, Perpetual (USSW5 +370.3bps)(a),(b)	1,000,000	995,280
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	2,000,000	2,026,250
Morgan Stanley, Series H, 5.91%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	3,011,250
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	4,050,365
PRA Group, Inc., 3.00%, 8/1/2020 (c)	9,775,000	9,675,665
Reinsurance Group of America, 5.08%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	600,000	534,912
Royal Bank of Scotland plc, 6.13%, 12/15/2022	2,000,000	2,154,485
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,542,374
Synovus Financial Corporation, 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	3,155,640
UniCredit SpA, 7.83%, 12/4/2023 (a)	3,000,000	3,485,306

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	$1,000,000	$1,011,568
Unifin Financiera S.A.B. de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	992,480
XLIT Ltd., Class E, 4.76%, 12/31/2049 (3MO LIBOR + 245.8bps)(b)	12,711,000	12,736,676
		159,917,676
Industrials — 3.92%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,195,390
General Electric Company, Series D, 5.00%, Perpetual (3MO LIBOR + 333.0bps)(b)	10,450,000	10,139,321
Hertz Corporation, 5.88%, 10/15/2020	1,000,000	1,000,600
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,585,742	3,561,718
Mueller Industries, Inc., 6.00%, 3/1/2027	7,717,000	7,745,939
		25,642,968
Information Technology — 4.36%
Dell International, LLC, 5.30%, 10/1/2029 (a)	3,000,000	3,193,481
Dell, Inc., 8.35%, 7/15/2046(a)	3,000,000	3,829,925
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,100,642
MagaChip Semiconductor Corporation, 6.63%, 7/15/2021	4,700,000	4,676,500
Seagate HDD Cayman, 4.88%, 6/1/2027	3,500,000	3,517,039
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,158,415
Unisys Corporation, 10.75%, 4/15/2022 (a)	7,300,000	8,057,375
		28,533,377
Materials — 4.18%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	2,119,000	2,103,108
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	5,500,000	5,556,650
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	4,880,000	4,849,500
Kinross Gold Corporation, 4.50%, 7/15/2027	1,550,000	1,573,250
Kinross Gold Corporation, 6.88%, 9/1/2041	5,500,000	6,187,500
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	2,027,500
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,616,750
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,381,000	1,458,681
		27,372,939
Real Estate — 0.15%
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	971,230

Structured Notes — 1.53%
Credit Suisse AG, Contingent Coupon Callable Yield Notes, 9.00%, 6/17/2020	3,000,000	3,026,400
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index, 7.70%, 6/28/2028 (b)	3,000,000	3,530,100
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,479,400
		10,035,900

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Utilities — 1.59%
PPL Capital Funding, Inc., Series A, 5.00%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	$7,000,000	$6,356,140
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	4,000,000	4,070,000
		10,426,140
Total Corporate Bonds and Notes
(Cost $403,150,950)		403,268,100

SECURITIZED DEBT OBLIGATIONS — 2.41%
Asset Backed Securities — 2.41%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 06/12/2025 (a)	2,000,000	2,006,768
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	750,000	750,702
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.30%, 6/17/2024 (a)	2,000,000	2,057,355
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	2,409,345	2,458,359
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025 (a)	2,000,000	2,080,936
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,472,240	2,558,132
United Auto Credit Securitization Trust, Series 2019-1, Class E, 5.31%, 8/12/2024 (a)	500,000	503,123
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,255,000	3,353,452

Total Securitized Debt Obligations
(Cost $15,653,635)		15,768,827

U.S. TREASURY NOTES AND BONDS — 0.76%
United States Treasury Strip, 0.00%, 2/15/2021	5,149,000	4,996,940

Total U.S. Treasury Notes and Bonds
(Cost $5,003,247)		4,996,940

COLLATERALIZED LOAN OBLIGATIONS — 1.75%
Atrium XII, Series 12A, Class CR, 3.93%, 4/22/2027 (a),(b)	2,500,000	2,470,412
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.97%, 5/22/2039 (a),(b)	3,000,000	2,992,650
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 4.28%, 4/20/2028 (a),(b)	3,000,000	2,977,500
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.60%, 10/15/2028 (a),(b)	3,000,000	3,004,404

Total Collateralized Loan Obligations
(Cost $11,463,097)		11,444,966

REPURCHASE AGREEMENTS — 2.60%
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 2.30%, dated 7/31/2019 and maturing 8/1/2019, collateralized by a U.S. Treasury Security with a rate of 0.00% and maturity of 7/16/2020 with a par value of $10,395,400 and a collateral value of $10,200,060.	10,000,000	10,000,000

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 2.55%, dated 7/31/2019 and maturing 8/5/2019, collateralized by a U.S. Government Agency Security with a rate of 4.59% and maturity date of 4/1/2039 with a par value of $7,390,170 and a collateral value of $2,040,000.	$2,000,000	$2,000,000
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 2.55%, dated 7/31/2019 and maturing 8/19/2019, collateralized by U.S. Government Agencies with rates ranging from 3.50% to 5.50% and maturity dates from 7/1/2030 to 6/1/2043 with a par value of $7,390,170 and a collateral value of $5,100,000.	5,000,000	5,000,000

Total Repurchase Agreements
(Cost $17,000,000)		17,000,000

	Shares	Fair Value
INVESTMENT COMPANIES — 3.20%(d)
Open-End Funds — 3.20%
Yorktown Mid Cap Fund, Institutional Class	763,875	$6,340,165
Yorktown Small Cap Fund, Institutional Class	1,189,765	14,634,112
		20,974,277
Total Investment Companies
(Cost $19,624,921)		20,974,277
Total Investments — 98.94%
(Cost $648,017,313)		647,888,406
Other Assets in Excess of Liabilities — 1.06%		6,968,603
Net Assets — 100.00%		$654,857,009

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2019 was $151,151,457, representing 23.08% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Convertible bond.

(d)	Affiliated Issuer.

ADR – American Depositary Receipt

MLP – Master Limited Partnership

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	67.58%
Securitized Debt Obligations	27.07%
Collateralized Loan Obligations	3.88%
Repurchase Agreements	0.46%
Other	1.01%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 67.58%
Communication Services — 1.21%
Sprint Spectrum Company, LP, Series 2016-1, 3.36%, 3/20/2023 (a)	$5,186,813	$5,215,340

Consumer Discretionary — 6.04%
Autonation, Inc., 3.50%, 11/15/2024	3,000,000	3,025,660
Ford Motor Credit Company LLC, 5.88%, 8/2/2021	340,000	357,624
Ford Motor Credit Company LLC, 3.35%, 11/1/2022	1,000,000	999,356
Ford Motor Credit Company LLC, 3.10%, 5/4/2023	458,000	452,627
Ford Motor Credit Company LLC, 5.58%, 3/18/2024	2,000,000	2,140,705
General Motors Financial Company, Inc., 4.20%, 3/1/2021	764,000	780,483
Huron Consulting Group, Inc., 1.25%, 10/1/2019(b)	2,000,000	2,004,204
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	999,616
Hyundai Capital America, 3.40%, 9/18/2020 (3MO LIBOR + 100.0bps)(a),(c)	1,000,000	1,003,847
Li & Fung Ltd., 5.25%, 5/13/2020	1,000,000	1,016,740
Macy’s Retail Holdings, Inc., 9.50%, 4/15/2021	608,400	620,129
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,835,826
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021(a)	2,645,000	2,697,644
Nissan Motor Acceptance Corporation, 2.93%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(c)	760,000	761,037
Nissan Motor Acceptance Corporation, 3.02%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(c)	2,000,000	1,995,472
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	4,820,000	4,842,115
ZF North America Capital, Inc., 4.00%, 4/29/2020	550,000	552,524
		26,085,609
Consumer Staples — 0.97%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	500,000	509,613
Dollar Tree, Inc., 3.00%, 4/17/2020 (3MO LIBOR + 70.0bps)(c)	500,000	500,053
Smithfield Foods, Inc., 2.70%, 1/31/2020 (a)	3,205,000	3,197,753
		4,207,419
Energy — 8.47%
Andeavor, 5.38%, 10/1/2022	3,704,000	3,756,665
Andeavor Logistics LP, 6.25%, 10/15/2022	7,747,000	7,955,472
Andeavor Logistics LP, 6.38%, 5/1/2024	5,006,000	5,262,558
Continental Resources, Inc., 5.00%, 9/15/2022	4,514,000	4,546,130
Midcontinent Express Pipeline LLC, 6.70%, 9/15/2019 (a)	11,105,000	11,212,143

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Motiva Enterprises LLC, 5.75%, 1/15/2020 (a)	$92,000	$93,184
Phillips 66, 3.12%, 2/26/2021 (3MO LIBOR + 60.0bps)(c)	1,060,000	1,060,118
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	947,869
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,772,706
		36,606,845
Financials — 32.48%
AIB Group plc, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(c)	3,000,000	3,084,354
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,359,270
Antares Holdings LP, 6.00%, 8/15/2023	3,000,000	3,066,120
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,067,800
Athene Global Funding, 3.56%, 7/1/2022 (a),(c)	2,000,000	2,017,624
Banco Santander SA, 3.46%, 4/12/2023 (3MO LIBOR + 112.0bps)(c)	1,200,000	1,206,475
Banco Santander SA, 5.18%, 11/19/2025	2,000,000	2,161,590
Bank of America Corporation, Series V, 5.80%, Perpetual (3MO LIBOR + 338.7bps)(c)	1,500,000	1,504,920
Barclays plc, 4.61%, 2/15/2023 (3MO LIBOR + 135.6bps)(c)	2,000,000	2,058,973
Barclays plc, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(c)	2,000,000	2,055,992
Cantor Fitzgerald LP, 7.88%, 10/15/2019 (a)	735,000	742,436
Cantor Fitzgerald LP, 4.88%, 5/1/2024 (a)	3,000,000	3,130,756
Citadel LP, 5.38%, 1/17/2023 (a)	1,504,000	1,573,060
Citizens Bank NA, 3.33%, 5/26/2022 (3MO LIBOR + 81.0bps)(c)	1,250,000	1,255,278
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,168,936
Credit Agricole Corporate & Investment Bank SA, 2.96%, 10/3/2021 (3MO LIBOR + 62.5bps)(c)	3,000,000	3,008,944
Credit Suisse Group AG, 3.68%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(c)	3,000,000	3,019,545
Customers Bancorp, Inc., 3.95%, 6/30/2022	2,000,000	1,989,650
Danske Bank A/S, 3.88%, 9/12/2023 (a)	3,000,000	3,087,991
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(c)	1,000,000	1,007,150
Discover Bank, 8.70%, 11/18/2019	169,000	171,917
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	6,040,000	6,095,817
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,094,748
First Busey Corporation, 3.75%, 5/25/2022	1,750,000	1,758,964
Flushing Financial Corporation, 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(c)	3,000,000	3,080,498
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,565,100
HSBC Holdings plc, 4.18%, 5/25/2021 (3MO LIBOR + 166.0bps)(c)	2,000,000	2,043,163
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	999,441
Icahn Enterprises, LP, 6.00%, 8/1/2020	5,372,000	5,372,000
Intesa Sanpaolo SpA, 3.38%, 1/12/2023	3,000,000	3,007,807

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
JPMorgan Chase & Company, MTN, 3.44%, 3/21/2023 (3MO LIBOR + 105.0bps)(c)	$100,000	$100,058
JPMorgan Chase & Company, Series V, 5.00%, Perpetual	1,000,000	1,002,250
JPMorgan Chase & Company, Series 1, 6.05%, Perpetual (3MO LIBOR + 347.0bps)(c)	2,224,000	2,238,500
Llyods Banking Group plc, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(c)	3,000,000	2,987,007
Main Street Capital Corporation, 4.50%, 12/1/2019	5,786,000	5,810,204
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(c)	3,000,000	3,041,458
Nationwide Mutual Insurance Company, 4.70%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(c)	2,275,000	2,275,069
Nuveen Floating Rate Income Opportunity Fund, 2.50%, 1/1/2022 (c)	1,250,000	1,240,467
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,764,191
PennyMac Corporation, 5.38%, 5/1/2020 (b)	5,081,000	5,144,977
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (a)	3,000,000	3,148,425
Pinnacle Bank, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(c)	3,400,000	3,418,749
Royal Bank of Scotland Group plc, 3.90%, 6/25/2024 (3MO LIBOR + 155.0bps)(c)	3,000,000	3,006,327
RWT Holdings, Inc., 5.63%, 11/15/2019 (b)	10,636,000	10,716,031
Santander Holdings USA, Inc., 3.50%, 6/7/2024	500,000	507,101
Simmons First National Corporation, 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(c)	1,000,000	1,018,859
Standard Chartered plc, 3.95%, 1/11/2023	1,250,000	1,275,691
Standard Chartered plc, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(c)	2,000,000	2,063,230
Stifel Financial Corporation, 4.25%, 7/18/2024	3,000,000	3,145,820
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,030,506
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,068,132
UBS AG, 3.00%, 12/1/2020 (3MO LIBOR + 48.0bps)(a),(c)	2,000,000	2,006,842
UniCredit SpA, 3.75%, 4/12/2022 (a)	3,000,000	3,053,276
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,248,185
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,090,367
Webster Financial Corporation, 4.38%, 2/15/2024	3,000,000	3,169,453
Wells Fargo Bank NA, 2.79%, 10/22/2021 (3MO LIBOR + 51.0bps)(c)	2,000,000	2,005,855
		140,333,349
Health Care — 0.77%
MEDNAX, Inc., 5.25%, 12/1/2023 (a)	345,000	345,266
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	3,000,000	2,997,703
		3,342,969
Industrials — 10.49%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	262,744	270,758

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	$60,864	$63,284
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	961,294	984,366
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	1,894,922	1,930,451
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	81,972	83,657
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,598,124	1,606,834
Arconic, Inc., 6.15%, 8/15/2020	728,000	751,755
Ashtead Capital, Inc., 5.63%, 10/1/2024 (a)	6,000,000	6,210,000
BorgWarner, Inc., 8.00%, 10/1/2019	80,000	80,671
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	57,120	57,946
Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/2019	6,854,064	6,929,458
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	1,051,424	1,069,613
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	100,020	102,405
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	14,041	14,207
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	108,448	112,813
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	243,271	257,648
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	986,237	1,081,852
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	229,003	252,178
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	34,596	36,864
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	88,003	93,179
Delta Air Lines Pass-Through Trust, Series 2009-1, Class A, 7.75%, 12/17/2019	1,037,606	1,057,582
Doric Nimrod Air Alpha Ltd. Pass Through Trust, Series 2013-1, Class B, 6.13%, 11/30/2019 (a)	192,034	193,320
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	2,143,724	2,237,996
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	5,159,981	5,312,459
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	7,447,000	7,474,466
Spirit AeroSystems, Inc., 3.21%, 6/15/2021 (3MO LIBOR + 80.0bps)(c)	1,175,000	1,171,110
Spirit Airlines Pass Through Trust, Series 2015-1, B, 4.45%, 4/1/2024	452,156	465,245

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	$152,314	$156,738
United Airlines Pass Through Trust, Series 2017-1, Class A, 6.64%, 7/2/2022	800,585	848,340
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	613,354	630,803
US Airways Pass Through Trust, Series 2012-1, Class B, 8.00%, 10/1/2019	1,729,340	1,740,927
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,075,454	1,135,469
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	880,455	910,496
		45,324,890
Information Technology — 2.42%
Dell International, LLC, 5.88%, 6/15/2021 (a)	1,880,000	1,913,151
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	2,039,897
Leidos Holdings, Inc., 4.45%, 12/1/2020	2,815,000	2,862,517
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,585,932
Twitter, Inc., 0.25%, 9/15/2019 (b)	2,050,000	2,047,829
		10,449,326
Materials — 2.89%
INVISTA Finance LLC, 4.25%, 10/15/2019	315,000	316,260
INVISTA Finance LLC, 4.25%, 10/15/2019 (a)	8,430,000	8,463,720
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,219,415
Sociedad Quimica y Minera de Chile SA, 5.50%, 4/21/2020	900,000	922,500
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	507,994
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,000,000	1,056,250
		12,486,139
Real Estate — 0.94%
MPT Operating Partnership LP, 6.38%, 3/1/2024	3,856,000	4,053,620

Utilities — 0.90%
DTE Gas Company, 5.00%, 10/1/2019	1,000,000	1,004,112
Duke Energy Corporation, 5.05%, 9/15/2019	700,000	701,953
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,162,315
SCANA Corporation, MTN, 6.25%, 4/1/2020	1,000,000	1,017,986
		3,886,366
Total Corporate Bonds and Notes
(Cost $290,126,536)		291,991,872

SECURITIZED DEBT OBLIGATIONS — 27.07%
Asset Backed Securities — 25.58%
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023 (a)	3,000,000	3,013,832
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024 (a)	600,000	603,268
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	3,000,000	3,066,691
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025 (a)	1,250,000	1,259,792
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class B, 2.30%, 3/8/2021	32,388	32,384

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73%, 3/8/2021	$1,236,204	$1,236,431
AmeriCredit Automobile Receivables Trust, Series 2019-2, class D, 2.99%, 6/18/2025	3,000,000	3,009,791
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (a),(c)	3,000,000	3,047,670
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	499,716
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (a)	1,400,000	1,398,590
BFNS LLC, Series 2019-1A, Class X, 3.49%, 3/25/2030 (a),(c)	3,500,000	3,488,625
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/2027 (a)	214,500	215,416
CAL Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	751,667	751,857
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (a)	1,360,000	1,384,598
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (a),(c)	3,000,000	3,006,361
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (a)	1,750,000	1,779,248
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 3.25%, 6/15/2022 (a)	650,000	651,422
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,471,760	1,487,146
Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (a)	738,456	741,572
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (a)	3,000,000	3,105,754
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	1,200,000	1,197,001
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029	3,640,000	3,631,542
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	3,000,000	3,036,553
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	535,000	537,518
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	3,000,000	3,078,916
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	1,000,000	1,014,477
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,376,768	1,404,777
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,514,190
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023 (a)	465,000	469,886
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	432,000	438,625
Exeter Automobile Receivables Trust, Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,000,000	3,044,042

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	$2,000,000	$2,034,736
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	2,000,000	2,005,011
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	2,777,000	2,806,052
Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/2022 (a)	564,534	563,159
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.98%, 8/15/2022 (a)	2,000,000	2,038,123
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	1,050,000	1,049,688
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (a)	200,000	202,863
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (a)	3,000,000	3,080,165
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (a)	1,500,000	1,520,322
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025 (a)	750,000	756,154
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	219,538	219,700
GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	2,000,000	2,024,860
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023 (a)	200,000	199,636
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033 (a)	1,000,000	1,003,514
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	100,593
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2044 (a)	2,715,000	2,720,640
Kubota Credit Owner Trust, Series 19-1A, Class A4, 2.50%, 3/16/2026 (a)	2,000,000	2,016,882
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	269,360	270,855
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	3,000,000	3,085,846
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.20%, 2/22/2044	2,021,903	2,074,733
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	825,000	845,225
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66%, 11/15/2021	438,446	438,779
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	815,000	822,493
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,254,737
SBA Tower Trust, Series 2014-1C, 2.90%, 10/15/2019 (a)	3,875,000	3,875,685

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (c)	$18,099	$18,174
Spirit Master Funding LLC, Series 2014-4A, Class A1, 3.50%, 1/20/2045 (a)	996,562	995,417
STORE Master Funding LLC, Series 2013-3A, Class A1, 4.24%, 11/20/2043 (a)	679,327	681,923
Student Loan Consolidation Center Student, Series 2011-1, Class A, 3.49%, 10/25/2027 (a),(c)	885,480	890,138
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043	1,856,000	1,896,745
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,225,000	1,263,839
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (a)	599,097	630,635
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (a)	1,173,116	1,171,931
United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/2024 (a)	1,500,000	1,508,448
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	3,330,000	3,405,475
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,825,000	3,919,996
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,500,000	1,506,975
World Financial Network Credit Card Master Trust, Series 2016-C, Class M, 1.98%, 8/15/2023	500,000	499,179
		110,547,017
Mortgage Backed Securities — 1.49%
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 3.42%, 9/25/2029 (c)	1,720,786	1,725,532
Federal National Mortgage Association, Series 2017-C01, Class 1M1, 3.70%, 7/25/2029 (c)	2,064,546	2,070,822
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-DNA2, Class M2, 5.00%, 12/25/2027 (c)	1,255,896	1,266,229
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-HQA2, Class M2, 5.20%, 5/25/2028 (c)	1,352,717	1,370,127
		6,432,710
Total Securitized Debt Obligations
(Cost $116,229,080)		116,979,727

COLLATERALIZED LOAN OBLIGATIONS — 3.88%
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 3.25%, 1/15/2032 (a),(c)	2,250,000	2,250,000
Diamond, LLC, Series 2019-1A, Class A1, 4.21%, 4/25/2029 (a),(c)	4,000,000	4,000,000
Goldentree Loan Management US CLO 5 Ltd., Series 19-5A, Class X, 2.69%, 10/20/2032 (a),(c)	1,400,000	1,400,000
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 4.28%, 5/22/2039 (a),(c)	2,000,000	1,985,100

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Loomis Sayles Ltd., Series 2015-2A, Class A1R, 3.50%, 4/15/2028 (a),(c)	$1,190,000	$1,183,920
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 3.34%, 4/22/2031 (a),(c)	3,000,000	2,950,278
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 3.41%, 1/23/2028 (a),(c)	3,000,000	3,000,000

Total Collateralized Loan Obligations
(Cost $16,783,776)		16,769,298

REPURCHASE AGREEMENTS — 0.46%
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 2.55%, dated 7/31/2019 and maturing 8/1/2019, collateralized by U.S. Government Agencies with rates ranging from 3.14% to 5.50% and maturity dates from 12/1/2028 to 2/15/2061 with a par value of $19,225,059 and a collateral value of $2,040,075.	2,000,000	2,000,000

Total Repurchase Agreements
(Cost $2,000,000)		2,000,000

Total Investments — 98.99%
(Cost $425,139,392)		427,740,897
Other Assets in Excess of Liabilities — 1.01%		4,362,002
Net Assets — 100.00%		$432,102,899

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as July 31, 2019 was $216,882,799, representing 50.20% of net assets.

(b)	Convertible bond.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Small Cap Funds	31.59%
Mid Cap Funds	24.02%
Growth Funds	22.85%
Income Funds	19.93%
Other	1.61%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 98.39%(a)
Income Funds — 19.93%
Yorktown Capital Income Fund, Institutional Class	116,856	$3,709,015

Growth Funds — 22.85%
Yorktown Growth Fund, Institutional Class	256,259	4,251,335

Mid Cap Funds — 24.02%
Yorktown Mid Cap Fund, Institutional Class	538,680	4,471,043

Small Cap Funds — 31.59%
Yorktown Small Cap Fund, Institutional Class	477,885	5,877,989

Total Investment Companies
(Cost $14,224,441)		18,309,382

Total Investments — 98.39%
(Cost $14,224,441)		18,309,382
Other Assets in Excess of Liabilities — 1.61%		298,995
Net Assets — 100.00%		$18,608,377

(a)	Affiliated Issuer.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Information Technology	20.84%
Consumer Discretionary	20.06%
Financials	15.77%
Industrials	13.06%
Health Care	11.49%
Communication Services	5.73%
Utilities	4.35%
Energy	1.69%
Consumer Staples	1.68%
Real Estate	1.46%
Materials	1.17%
Other	2.70%
100.00%

	Shares	Fair Value
COMMON STOCKS — 97.30%
Communication Services — 5.73%
Iridium Communications, Inc.(a)	16,600	$422,304
TechTarget, Inc.(a)	34,772	800,451
World Wrestling Entertainment, Inc., Class A	8,900	647,742
		1,870,497
Consumer Discretionary — 20.06%
America’s Car-Mart, Inc.(a)	7,250	653,660
Choice Hotels International, Inc.	10,890	934,471
Core-Mark Holding Company, Inc.	16,250	608,238
Cracker Barrel Old Country Store, Inc.	5,520	958,879
Designer Brands, Inc., Class A	20,600	378,628
Eldorado Resorts, Inc.(a)	9,670	436,310
Ollie’s Bargain Outlet Holdings, Inc.(a)	9,099	770,594
Shake Shack, Inc., Class A(a)	7,900	589,814
Wingstop, Inc.	12,700	1,213,993
		6,544,587
Consumer Staples — 1.68%
Medifast, Inc.	4,900	547,085

Energy — 1.69%
World Fuel Services Corporation	14,100	550,464

Financials — 15.77%
Argo Group International Holdings Ltd.	8,375	573,185
Ellington Financial, Inc.	25,000	437,000
Federated Investors, Inc., Class B	19,300	670,675
First American Financial Corporation	11,921	689,272
LPL Financial Holdings, Inc.	11,600	972,892
Main Street Capital Corporation - BDC	12,400	529,480
Morningstar, Inc.	6,233	947,292
Universal Insurance Holdings, Inc.	13,120	325,507
		5,145,303
Health Care — 11.49%
Enanta Pharmaceuticals, Inc.(a)	6,034	452,670
Mesa Laboratories, Inc.	5,000	1,258,400
Neogen Corporation(a)	5,500	392,700
NeoGenomics, Inc.(a)	18,300	445,971
Repligen Corporation(a)	7,580	715,476
Sinovac Biotech Ltd.(a)(b)	74,893	484,558
		3,749,775
Industrials — 13.06%
Clean Harbors, Inc.(a)	8,450	657,495
Douglas Dynamics, Inc.	12,180	500,598
FTI Consulting, Inc.(a)	4,172	435,765
Knight-Swift Transportation Holdings, Inc.	10,200	365,568
Mueller Industries, Inc.	25,266	762,781

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
NV5 Global, Inc.(a)	13,900	$1,104,633
TriNet Group, Inc.(a)	5,904	434,180
		4,261,020
Information Technology — 20.84%
AudioCodes Ltd.	41,000	765,060
EVERTEC, Inc.	21,100	675,622
Fabrinet(a)	20,000	1,073,600
Hackett Group, Inc. (The)	49,290	809,342
Novanta, Inc.(a)	11,168	939,117
Paycom Software, Inc.(a)	6,805	1,638,304
TTM Technologies, Inc.(a)	36,890	385,869
Viavi Solutions, Inc.(a)	35,100	514,917
		6,801,831
Materials — 1.17%
Schweitzer-Mauduit International, Inc.	11,083	381,588

Real Estate — 1.46%
Getty Realty Corporation	15,850	475,183

Utilities — 4.35%
Chesapeake Utilities Corporation	8,670	810,298
New Jersey Resources Corporation	12,211	608,963
		1,419,261
Total Common Stocks
(Cost $27,289,011)		31,746,594

Total Investments — 97.30%
(Cost $27,289,011)		31,746,594
Other Assets in Excess of Liabilities — 2.70%		882,353
Net Assets — 100.00%		$32,628,947

(a)	Non-income producing security.

(b)	Illiquid security

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

Yorktown Mid Cap Fund

SCHEDULE OF INVESTMENTS

July 31, 2019
(Unaudited)

Fund Holdings (as a percentage of net assets)

Industrials	24.32%
Information Technology	23.08%
Health Care	15.18%
Consumer Discretionary	13.84%
Financials	9.51%
Consumer Staples	4.57%
Materials	2.98%
Energy	2.96%
Real Estate	1.48%
Other	2.08%
100.00%

	Shares	Fair Value
COMMON STOCKS — 97.92%
Consumer Discretionary — 13.84%
Brunswick Corporation	4,260	$209,422
Five Below, Inc.(a)	1,620	190,285
Floor & Decor Holdings, Inc., Class A(a)	4,960	194,184
iRobot Corporation(a)	2,150	157,165
KB Home	7,400	194,398
Monro, Inc.	2,520	212,209
Penske Automotive Group, Inc.	4,300	197,671
Texas Roadhouse, Inc.	3,800	209,874
Thor Industries, Inc.	3,500	208,600
TopBuild Corporation(a)	2,450	198,768
		1,972,576
Consumer Staples — 4.57%
Conagra Brands, Inc.	7,100	204,977
Inter Parfums, Inc.	3,100	214,768
J & J Snack Foods Corporation	1,250	232,300
		652,045
Energy — 2.96%
Delek US Holdings, Inc.	5,100	219,708
Matador Resources Company(a)	11,500	202,745
		422,453
Financials — 9.51%
AXA Equitable Holdings, Inc.	8,900	200,072
Eaton Vance Corporation	4,600	204,700
Evercore, Inc., Class A	2,270	196,060
Federated Investors, Inc., Class B	5,900	205,025
FirstCash, Inc.	1,920	193,229
LendingTree, Inc.(a)	500	161,270
Lincoln National Corporation	3,000	196,020
		1,356,376
Health Care — 15.18%
AmerisourceBergen Corporation	2,250	196,088
Cantel Medical Corporation	2,550	235,314
Ensign Group, Inc. (The)	3,500	210,910
HealthEquity, Inc.(a)	2,640	216,427
LHC Group, Inc.(a)	1,600	202,528
Medidata Solutions, Inc.(a)	2,200	201,014
Neogen Corporation(a)	3,200	228,480
Penumbra, Inc.(a)	1,125	188,550
Repligen Corporation(a)	2,270	214,265
Zimmer Biomet Holdings, Inc.	2,000	270,260
		2,163,836
Industrials — 24.32%
Acuity Brands, Inc.	1,500	201,330
ASGN, Inc.(a)	3,400	214,370
Crane Company	2,500	209,250
Exponent, Inc.	3,400	233,920
Franklin Electric Company, Inc.	4,500	210,870
Korn Ferry	5,130	201,506
MasTec, Inc.(a)	4,000	205,280
Middleby Corporation (The)(a)	1,420	190,820
MSA Safety, Inc.	1,870	197,004
Owens Corning	3,600	208,800
Proto Labs, Inc.(a)	1,880	195,708
RBC Bearings, Inc.(a)	1,200	195,228

YORKTOWN MID CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Sensata Technologies Holding plc(a)	4,300	$203,949
Tetra Tech, Inc.	2,350	186,120
Timken Company (The)	4,150	189,697
WABCO Holdings, Inc.(a)	1,500	198,615
XPO Logistics, Inc.(a)	3,320	224,034
		3,466,501
Information Technology — 23.08%
Alliance Data Systems Corporation	1,350	211,842
AppFolio, Inc., Class A(a)	1,900	183,445
Cabot Microelectronics Corporation	1,800	218,970
Cognex Corporation	4,650	204,646
Coherent, Inc.(a)	1,500	208,275
EVERTEC, Inc.	6,060	194,041
Genpact Ltd.	5,200	206,336
Globant S.A.(a)	1,850	196,100
II-VI, Inc.(a)	5,350	212,395
Itron, Inc.(a)	3,350	207,700
Littelfuse, Inc.	1,200	202,752
MKS Instruments, Inc.	2,500	212,825
Novanta, Inc.(a)	2,350	197,612
Silicon Laboratories, Inc.(a)	1,960	219,932
SolarEdge Technologies, Inc.(a)	3,200	208,736
SYNNEX Corporation	2,080	204,963
		3,290,570
Materials — 2.98%
Balchem Corporation	2,050	210,412
Reliance Steel & Aluminum Company	2,150	214,893
		425,305
Real Estate — 1.48%
Jones Lang LaSalle, Inc.	1,450	211,250

Total Common Stocks
(Cost $13,418,356)		13,960,912

Total Investments — 97.92%
(Cost $13,418,356)		13,960,912
Other Assets in Excess of Liabilities — 2.08%		296,144
Net Assets — 100.00%		$14,257,056

(a)	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

July 31, 2019
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $39,683,041, $21,690,402, $628,392,392 and $425,139,392, respectively)	$57,275,290	$23,520,427	$626,914,129	$427,740,897
Investments in affiliated issuers at value (identified cost of $—, $—, $19,624,921 and $—, respectively)	—	—	20,974,277	—
Total investments	57,275,290	23,520,427	647,888,406	427,740,897
Cash	332,429	219,534	1,153,261	5,568,303
Dividends and interest receivable	18,269	56,785	6,468,521	3,912,054
Receivable for securities sold	548,436	290,633	2,374,985	2,598,450
Reclaims receivable	33,296	8,310	3,094	—
Receivable for shareholder purchases	13,098	359	305,300	986,682
Other assets	29,834	30,551	66,218	121,966
Total assets	58,250,652	24,126,599	658,259,785	440,928,352

Liabilities:
Payable for shareholder redemptions	30,417	259,779	753,812	874,167
Payable for securities purchased	—	—	1,950,000	7,422,320
Accrued distribution fees	21,433	9,773	309,722	195,753
Accrued advisory fees	49,698	12,348	223,401	260,169
Accrued accounting service and transfer agent fees	11,772	8,979	78,105	32,964
Other accrued expenses	15,196	10,339	87,736	40,080
Total liabilities	128,516	301,218	3,402,776	8,825,453

Net assets	$58,122,136	$23,825,381	$654,857,009	$432,102,899

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,459,575	310,379	22,655,110	41,087,995
Net assets	$24,215,998	$9,852,325	$241,507,680	$172,537,375
Net asset value per share	$16.59	$31.74	$10.66	$4.20
Class A: Shares outstanding	565,021	118,527	9,681,188	5,907,834
Net assets	$8,818,848	$3,634,566	$98,291,744	$23,261,078
Net asset value per share	$15.61	$30.66	$10.15	$3.94
Maximum offering price per share	$16.56	$32.53	$10.77	$4.03
Class L: Shares outstanding	1,998,138	355,550	30,223,674	65,821,286
Net assets	$25,087,290	$10,338,490	$288,970,585	$236,304,446
Net asset value per share	$12.56	$29.08	$9.56	$3.59
Class C: Shares outstanding			2,781,521
Net assets			$26,087,000
Net asset value per share			$9.38

Net assets consist of:
Paid-in capital	$36,273,672	$22,302,493	$792,867,270	$434,238,449
Accumulated earnings (deficit)	21,848,464	1,522,888	(138,010,261)	(2,135,550)

Net assets applicable to outstanding shares of beneficial interest	$58,122,136	$23,825,381	$654,857,009	$432,102,899

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $—, $27,289,011 and $13,418,356, respectively)	$—	$31,746,594	$13,960,912
Investments in affiliated issuers at value (identified cost of $14,224,441, $— and $—, respectively)	18,309,382	—	—
Total investments	18,309,382	31,746,594	13,960,912
Cash	299,868	831,697	267,615
Dividends and interest receivable	414	35,154	11,618
Receivable for shareholder purchases	925	13,770	—
Receivable from adviser	—	—	1,693
Other assets	22,349	31,019	29,350
Total assets	18,632,938	32,658,234	14,271,188

Liabilities:
Payable for shareholder redemptions	350	—	—
Accrued distribution fees	6,017	868	576
Accrued advisory fees	4,785	14,130	—
Accrued accounting service and transfer agent fees	9,839	7,701	8,949
Other accrued expenses	3,570	6,588	4,607
Total liabilities	24,561	29,287	14,132

Net assets	$18,608,377	$32,628,947	$14,257,056

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	350,391	2,551,299	1,619,175
Net assets	$9,186,370	$31,389,226	$13,441,232
Net asset value per share	$26.22	$12.30	$8.30
Class A: Shares outstanding	131,842	22,184	22,056
Net assets	$3,200,983	$271,135	$181,856
Net asset value per share	$24.28	$12.22	$8.25
Maximum offering price per share	$25.76	$12.97	$8.75
Class L: Shares outstanding	279,221	81,120	78,670
Net assets	$6,221,024	$968,586	$633,968
Net asset value per share	$22.28	$11.94	$8.06

Net assets consist of:
Paid-in capital	$10,163,722	$29,003,369	$18,112,025
Accumulated earnings (deficit)	8,444,655	3,625,578	(3,854,969)

Net assets applicable to outstanding shares of beneficial interest	$18,608,377	$32,628,947	$14,257,056

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Six Months Ended July 31, 2019
(Unaudited)

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $39,431, $6,791, $48,507 and $—, respectively)	$379,169	$313,178	$6,315,590	$8,685
Interest	8,955	109,413	13,288,303	7,763,755
Total income	388,124	422,591	19,603,893	7,772,440
Expenses
Investment advisory fees	280,474	73,253	1,309,797	1,365,402
Distribution fees
Class A	—	4,491	252,175	—
Class L	121,569	54,580	1,437,600	958,561
Class C	—	—	127,880	—
Transfer agent fees	34,119	23,871	296,560	123,267
Accounting service fees	32,355	30,910	65,887	47,579
Registration fees	22,729	22,892	40,841	45,387
Professional fees	8,945	6,991	44,110	28,146
Custodial fees	6,223	4,854	25,763	17,246
Shareholder reports	3,444	2,651	33,141	10,817
Line of credit fees	2,513	2,263	7,445	5,132
Trustee fees	2,324	1,068	29,210	16,255
Insurance	1,554	781	19,724	10,572
Interest expense	427	—	481	—
Miscellaneous	17,450	14,311	63,973	48,960
Total operating expenses	534,126	242,916	3,754,587	2,677,324
Less expenses recouped (waived) by investment adviser	—	—	—	22,493
Net operating expenses	534,126	242,916	3,754,587	2,699,817
Net investment income (loss)	(146,002)	179,675	15,849,306	5,072,623
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	606,014	(371,962)	(4,912,752)	(1,893,485)
Change in unrealized appreciation on investments in unaffiliated issuers	6,320,794	1,329,918	19,278,602	6,252,347
Net realized and change in unrealized gain (loss) on investments	6,926,808	957,956	14,365,850	4,358,862
Net increase (decrease) in net assets resulting from operations	$6,780,806	$1,137,631	$30,215,156	$9,431,485

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $— and $—, respectively)	$—	$177,639	$149,441
Dividends from affiliated issuers	29,400	—	—
Interest	3,349	17,549	9,753
Total income	32,749	195,188	159,194
Expenses
Investment advisory fees	29,063	134,820	86,862
Distribution fees
Class A	4,259	373	244
Class L	32,357	4,479	3,566
Transfer agent fees	25,382	19,669	19,909
Accounting service fees	30,798	31,146	30,656
Registration fees	23,025	24,168	23,147
Professional fees	6,904	6,880	6,126
Custodial fees	1,483	1,664	1,484
Shareholder reports	1,821	1,599	759
Line of credit fees	2,237	—	—
Trustee fees	1,136	1,222	854
Insurance	644	762	588
Interest expense	—	—	212
Miscellaneous	6,033	12,039	8,866
Total operating expenses	165,142	238,821	183,273
Less expenses recouped (waived) by investment adviser	—	(61,603)	(83,711)
Net operating expenses	165,142	177,218	99,562
Net investment income (loss)	(132,393)	17,970	59,632
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	—	(974,105)	(3,829,852)
Net realized gain from security transactions in affiliated issuers	1,279,185	—	—
Change in unrealized appreciation on investments in unaffiliated issuers	—	3,792,553	3,377,268
Change in unrealized depreciation on investments in affiliated issuers	(54,781)	—	—
Net realized and change in unrealized gain (loss) on investments	1,224,404	2,818,448	(452,584)
Net increase (decrease) in net assets resulting from operations	$1,092,011	$2,836,418	$(392,952)

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(146,002)	$(372,608)	$179,675	$677,096
Net realized gain (loss) from security transactions	606,014	7,971,431	(371,962)	3,369,237
Change in unrealized appreciation (depreciation) on investments	6,320,794	(15,272,611)	1,329,918	(5,899,387)
Net increase (decrease) in net assets resulting from operations	6,780,806	(7,673,788)	1,137,631	(1,853,054)

Distributions:
From earnings:
Institutional Class	—	(3,576,891)	(78,043)	(3,345,446)
Class A	—	(1,478,081)	(24,994)	(1,127,711)
Class L	—	(4,455,191)	(38,782)	(3,239,457)
	—	(9,510,163)	(141,819)	(7,712,614)
Capital Transactions — Institutional Class:
Proceeds from shares sold	7,368,304	12,597,382	2,522,177	2,116,065
Reinvestment of distributions	—	3,566,237	76,718	3,307,798
Amount paid for shares redeemed	(6,170,669)	(12,249,848)	(2,063,240)	(11,376,110)
Total Institutional Class	1,197,635	3,913,771	535,655	(5,952,247)
Capital Transactions — Class A:
Proceeds from shares sold	143,132	1,134,414	131,990	281,777
Reinvestment of distributions	—	1,437,271	24,252	1,086,342
Amount paid for shares redeemed	(881,698)	(6,238,370)	(411,875)	(2,175,877)
Total Class A	(738,566)	(3,666,685)	(255,633)	(807,758)
Capital Transactions — Class L:
Proceeds from shares sold	1,078,907	1,747,937	128,925	712,486
Reinvestment of distributions	—	4,277,978	38,160	3,196,765
Amount paid for shares redeemed	(1,961,652)	(6,100,116)	(1,750,969)	(3,214,318)
Total Class L	(882,745)	(74,201)	(1,583,884)	694,933
Net increase (decrease) in net assets resulting from capital share transactions	(423,676)	172,885	(1,303,862)	(6,065,072)
Total increase (decrease) in net assets	6,357,130	(17,011,066)	(308,050)	(15,630,740)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Income Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$51,765,006	$68,776,072	$24,133,431	$39,764,171
End of period	$58,122,136	$51,765,006	$23,825,381	$24,133,431

Share Transactions — Institutional Class:
Shares sold	493,069	790,809	82,409	55,292
Shares issued in reinvestment of distributions	—	248,345	2,460	107,990
Shares redeemed	(409,299)	(847,943)	(66,549)	(308,005)
Total Institutional Class	83,770	191,211	18,320	(144,723)
Share Transactions — Class A:
Shares sold	9,703	64,569	4,383	7,711
Shares issued in reinvestment of distributions	—	106,386	805	36,797
Shares redeemed	(59,559)	(368,120)	(13,715)	(56,946)
Total Class A	(49,856)	(197,165)	(8,527)	(12,438)
Share Transactions — Class L:
Shares sold	92,655	134,469	4,509	22,504
Shares issued in reinvestment of distributions	—	391,040	1,332	115,057
Shares redeemed	(164,509)	(435,188)	(61,085)	(86,395)
Total Class L	(71,854)	90,321	(55,244)	51,166

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$15,849,306	$35,817,185	$5,072,623	$7,804,559
Net realized gain (loss) from security transactions	(4,912,752)	(7,696,758)	(1,893,485)	(1,457,604)
Long-term capital gain distributions from investment companies	—	342,970	—	—
Change in unrealized appreciation (depreciation) on investments	19,278,602	(48,606,528)	6,252,347	(3,988,332)
Net increase (decrease) in net assets resulting from operations	30,215,156	(20,143,131)	9,431,485	2,358,623

Distributions:
From earnings:
Institutional Class	(7,239,387)	(12,570,006)	(3,027,151)	(3,889,738)
Class A	(2,888,572)	(5,152,798)	(400,538)	(490,516)
Class L	(7,974,834)	(12,845,051)	(2,764,456)	(3,313,677)
Class C	(724,292)	(961,274)	—	—
	(18,827,085)	(31,529,129)	(6,192,145)	(7,693,931)

Capital Transactions — Institutional Class:
Proceeds from shares sold	25,150,800	117,085,867	42,781,805	176,185,411
Reinvestment of distributions	6,133,253	10,406,836	2,906,153	3,729,835
Amount paid for shares redeemed	(41,169,237)	(134,778,062)	(54,520,012)	(94,415,555)
Total Institutional Class	(9,885,184)	(7,285,359)	(8,832,054)	85,499,691
Capital Transactions — Class A:
Proceeds from shares sold	4,859,870	13,226,829	4,634,767	17,646,565
Reinvestment of distributions	2,296,083	4,168,784	356,375	418,477
Amount paid for shares redeemed	(13,708,597)	(51,836,087)	(3,805,767)	(6,787,793)
Total Class A	(6,552,644)	(34,440,474)	1,185,375	11,277,249
Capital Transactions — Class L:
Proceeds from shares sold	17,910,995	36,423,629	110,994,605	126,228,229
Reinvestment of distributions	6,974,262	11,305,545	2,681,574	3,187,183
Amount paid for shares redeemed	(28,974,868)	(105,127,712)	(42,104,077)	(83,081,764)
Total Class L	(4,089,611)	(57,398,538)	71,572,102	46,333,648
Capital Transactions — Class C:
Proceeds from shares sold	3,332,488	10,389,595
Reinvestment of distributions	385,335	538,425
Amount paid for shares redeemed	(2,365,064)	(4,081,983)
Total Class C	1,352,759	6,846,037
Net increase (decrease) in net assets resulting from capital share transactions	(19,174,680)	(92,278,334)	63,925,423	143,110,588
Total increase (decrease) in net assets	(7,786,609)	(143,950,594)	67,164,763	137,775,280

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$662,643,618	$806,594,212	$364,938,136	$227,162,856
End of period	$654,857,009	$662,643,618	$432,102,899	$364,938,136

Share Transactions — Institutional Class:
Shares sold	2,371,125	10,843,937	10,235,039	42,144,942
Shares issued in reinvestment of distributions	580,414	976,412	695,876	893,842
Shares redeemed	(3,886,595)	(12,759,159)	(13,034,933)	(22,659,681)
Total Institutional Class	(935,056)	(938,810)	(2,104,018)	20,379,103
Share Transactions — Class A:
Shares sold	482,319	1,288,162	1,179,395	4,490,916
Shares issued in reinvestment of distributions	227,945	409,363	90,949	106,814
Shares redeemed	(1,356,440)	(5,043,147)	(969,935)	(1,728,009)
Total Class A	(646,176)	(3,345,622)	300,409	2,869,721
Share Transactions — Class L:
Shares sold	1,881,954	3,746,059	30,981,096	35,114,598
Shares issued in reinvestment of distributions	734,626	1,177,617	749,727	888,119
Shares redeemed	(3,044,794)	(10,830,693)	(11,754,132)	(23,176,274)
Total Class L	(428,214)	(5,907,017)	19,976,691	12,826,443
Share Transactions — Class C:
Shares sold	356,470	1,089,596
Shares issued in reinvestment of distributions	41,369	57,208
Shares redeemed	(253,077)	(438,850)
Total Class C	144,762	707,954

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$(132,393)	$64,440	$17,970	$24,890
Net realized gain (loss) from security transactions	1,279,185	3,925,764	(974,105)	197,452
Change in unrealized appreciation (depreciation) on investments	(54,781)	(5,969,903)	3,792,553	(1,144,024)
Net increase (decrease) in net assets resulting from operations	1,092,011	(1,979,699)	2,836,418	(921,682)

Distributions:
From earnings:
Institutional Class	—	(1,675,178)	—	(246,155)
Class A	—	(669,332)	—	(2,357)
Class L	—	(1,226,100)	—	(6,104)
	—	(3,570,610)	—	(254,616)

Capital Transactions — Institutional Class:
Proceeds from shares sold	255,959	18,508,299	5,130,128	8,418,059
Reinvestment of distributions	—	1,641,604	—	246,134
Amount paid for shares redeemed	(8,053,680)	(4,253,920)	(2,210,657)	(3,396,076)
Total Institutional Class	(7,797,721)	15,895,983	2,919,471	5,268,117
Capital Transactions — Class A:
Proceeds from shares sold	8,112	174,812	19,274	290,998
Reinvestment of distributions	—	630,058	—	2,357
Amount paid for shares redeemed	(720,044)	(2,086,293)	(55,364)	(41,450)
Total Class A	(711,932)	(1,281,423)	(36,090)	251,905
Capital Transactions — Class L:
Proceeds from shares sold	253,798	646,542	133,611	509,904
Reinvestment of distributions	—	1,206,244	—	6,100
Amount paid for shares redeemed	(1,235,023)	(12,622,605)	(101,265)	(105,149)
Total Class L	(981,225)	(10,769,819)	32,346	410,855
Net increase (decrease) in net assets resulting from capital share transactions	(9,490,878)	3,844,741	2,915,727	5,930,877
Total increase (decrease) in net assets	(8,398,867)	(1,705,568)	5,752,145	4,754,579

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)		(Unaudited)
Net Assets
Beginning of period	$27,007,244	$28,712,812	$26,876,802	$22,122,223
End of period	$18,608,377	$27,007,244	$32,628,947	$26,876,802

Share Transactions — Institutional Class:
Shares sold	10,056	665,306	440,866	722,769
Shares issued in reinvestment of distributions	—	68,652	—	23,001
Shares redeemed	(318,860)	(159,080)	(189,688)	(327,871)
Total Institutional Class	(308,804)	574,878	251,178	417,899
Share Transactions — Class A:
Shares sold	338	5,958	1,640	25,542
Shares issued in reinvestment of distributions	—	28,460	—	220
Shares redeemed	(30,081)	(76,114)	(4,602)	(3,701)
Total Class A	(29,743)	(41,696)	(2,962)	22,061
Share Transactions — Class L:
Shares sold	11,666	25,232	11,685	44,684
Shares issued in reinvestment of distributions	—	59,100	—	574
Shares redeemed	(56,458)	(458,811)	(9,032)	(9,748)
Total Class L	(44,792)	(374,479)	2,653	35,510

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)
Operations:
Net investment income (loss)	$59,632	$58,690
Net realized gain (loss) from security transactions	(3,829,852)	657,217
Change in unrealized appreciation (depreciation) on investments	3,377,268	(5,069,175)
Net increase (decrease) in net assets resulting from operations	(392,952)	(4,353,268)

Distributions:
From earnings:
Institutional Class	—	(1,290,402)
Class A	—	(11,971)
Class L	—	(45,517)
	—	(1,347,890)

Capital Transactions — Institutional Class:
Proceeds from shares sold	825,969	7,828,840
Reinvestment of distributions	—	1,271,761
Amount paid for shares redeemed	(5,588,644)	(8,679,799)
Total Institutional Class	(4,762,675)	420,802
Capital Transactions — Class A:
Proceeds from shares sold	—	53,590
Reinvestment of distributions	—	11,971
Amount paid for shares redeemed	(15,509)	(1,113)
Total Class A	(15,509)	64,448
Capital Transactions — Class L:
Proceeds from shares sold	86,840	192,493
Reinvestment of distributions	—	37,887
Amount paid for shares redeemed	(170,682)	(73,458)
Total Class L	(83,842)	156,922
Net increase (decrease) in net assets resulting from capital share transactions	(4,862,026)	642,172
Total increase (decrease) in net assets	(5,254,978)	(5,058,986)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Mid Cap Fund
	For the Six Months Ended July 31, 2019	For the Year Ended January 31, 2019
	(Unaudited)
Net Assets
Beginning of period	$19,512,034	$24,571,020
End of period	$14,257,056	$19,512,034

Share Transactions — Institutional Class:
Shares sold	96,252	831,116
Shares issued in reinvestment of distributions	—	145,684
Shares redeemed	(662,010)	(846,177)
Total Institutional Class	(565,758)	130,623
Share Transactions — Class A:
Shares sold	—	5,615
Shares issued in reinvestment of distributions	—	1,376
Shares redeemed	(1,967)	(102)
Total Class A	(1,967)	6,889
Share Transactions — Class L:
Shares sold	10,605	20,503
Shares issued in reinvestment of distributions	—	4,431
Shares redeemed	(21,641)	(7,411)
Total Class L	(11,036)	17,523

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$14.67		$19.37	$15.93	$13.75	$15.03	$14.65
Income from investment operations
Net investment income (loss)(1),(2)	(0.01)		(0.04)	(0.02)	(0.02)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.93		(2.03)	4.62	2.34	(0.92)	0.40
Total income (loss) from investment operations	1.92		(2.07)	4.60	2.32	(0.89)	0.38

Distributions
From net realized gain on security transactions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year/period	$16.59		$14.67	$19.37	$15.93	$13.75	$15.03

Total return	13.09	%(3)	(10.41)%	29.38%	16.89%	(6.17)%	2.59%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$24,216		$20,181	$22,943	$9,194	$11,451	$7,744
Ratio of expenses to average net assets(4)	1.47	%(5)	1.45%	1.40%	1.44%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.08	)%(5)	(0.21)%	(0.12)%	(0.11)%	0.21%	(0.15)%
Portfolio turnover rate	21	%(3)	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$13.80		$18.40	$15.18	$13.11	$14.35	$13.99
Income from investment operations
Net investment income (loss)(1),(2)	(0.01)		(0.02)	— (3)	(0.02)	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.82		(1.95)	4.38	2.23	(0.88)	0.38
Total income (loss) from investment operations	1.81		(1.97)	4.38	2.21	(0.85)	0.36

Distributions
From net realized gain on security transactions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year/period	$15.61		$13.80	$18.40	$15.18	$13.11	$14.35

Total return (excludes sales charge)	13.12	%(4)	(10.42)%	29.38%	16.88%	(6.18)%	2.57%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$8,819		$8,487	$14,943	$26,070	$27,046	$29,343
Ratio of expenses to average net assets(5)	1.47	%(6)	1.45%	1.40%	1.44%	1.38%	1.38%
Ratio of net investment income (loss) to average net assets	(0.09	)%(6)	(0.13)%	(0.01)%	(0.11)%	0.21%	(0.15)%
Portfolio turnover rate	21	%(4)	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.16		$15.60	$13.15	$11.49	$12.75	$12.55
Income from investment operations
Net investment loss(1),(2)	(0.06)		(0.17)	(0.15)	(0.14)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	1.46		(1.64)	3.76	1.94	(0.77)	0.35
Total income (loss) from investment operations	1.40		(1.81)	3.61	1.80	(0.87)	0.20

Distributions
From net realized gain on security transactions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Total distributions	—		(2.63)	(1.16)	(0.14)	(0.39)	—
Net asset value, end of year/period	$12.56		$11.16	$15.60	$13.15	$11.49	$12.75

Total return	12.54	%(3)	(11.29)%	28.04%	15.69%	(7.12)%	1.59%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$25,087		$23,097	$30,890	$26,852	$28,196	$34,911
Ratio of expenses to average net assets(4)	2.47	%(5)	2.45%	2.40%	2.44%	2.38%	2.38%
Ratio of net investment loss to average net assets	(1.09	)%(5)	(1.17)%	(1.05)%	(1.11)%	(0.79)%	(1.15)%
Portfolio turnover rate	21	%(3)	61%	33%	37%	47%	60%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$30.49		$43.67	$43.52	$39.58	$45.22	$44.24
Income from investment operations
Net investment income(1),(2)	0.30		1.00	0.85	0.87	1.21	1.28
Net realized and unrealized gain (loss) on investments	1.19		(3.01)	7.20	5.21	(4.00)	1.24
Total income (loss) from investment operations	1.49		(2.01)	8.05	6.08	(2.79)	2.52

Distributions
From net investment income	(0.24)		(0.94)	(1.22)	(0.99)	(1.11)	(1.07)
From net realized gain on security transactions	—		(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(0.24)		(11.17)	(7.90)	(2.14)	(2.85)	(1.54)
Net asset value, end of year/period	$31.74		$30.49	$43.67	$43.52	$39.58	$45.22

Total return	4.92	%(3)	(4.01)%	19.55%	15.58%	(6.52)%	5.63%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$9,852		$8,906	$19,073	$19,788	$18,374	$19,971
Ratio of expenses to average net assets(4)	1.51	%(5)	1.28%	1.14%	1.27%	1.16%	1.11%
Ratio of net investment income to average net assets	1.95	%(5)	2.51%	1.86%	2.04%	2.73%	2.74%
Portfolio turnover rate	18	%(3)	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$29.47		$42.59	$42.63	$38.80	$44.41	$43.49
Income from investment operations
Net investment income(1),(2)	0.25		0.84	0.72	0.64	0.97	1.03
Net realized and unrealized gain (loss) on investments	1.15		(2.89)	7.03	5.13	(3.93)	1.23
Total income (loss) from investment operations	1.40		(2.05)	7.75	5.77	(2.96)	2.26

Distributions
From net investment income	(0.21)		(0.84)	(1.11)	(0.79)	(0.91)	(0.87)
From net realized gain on security transactions	—		(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(0.21)		(11.07)	(7.79)	(1.94)	(2.65)	(1.34)
Net asset value, end of year/period	$30.66		$29.47	$42.59	$42.63	$38.80	$44.41

Total return (excludes sales charge)	4.76	%(3)	(4.21)%	19.21%	15.04%	(7.01)%	5.13%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$3,635		$3,744	$5,941	$7,182	$5,504	$5,559
Ratio of expenses to average net assets(4)	1.76	%(5)	1.53%	1.39%	1.77%	1.66%	1.61%
Ratio of net investment income to average net assets	1.70	%(5)	2.19%	1.61%	1.54%	2.23%	2.24%
Portfolio turnover rate	18	%(3)	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$27.95		$41.01	$41.31	$37.70	$43.23	$42.40
Income from investment operations
Net investment income(1),(2)	0.14		0.50	0.37	0.42	0.74	0.78
Net realized and unrealized gain (loss) on investments	1.09		(2.76)	6.80	4.96	(3.82)	1.19
Total income (loss) from investment operations	1.23		(2.26)	7.17	5.38	(3.08)	1.97

Distributions
From net investment income	(0.10)		(0.57)	(0.79)	(0.62)	(0.71)	(0.67)
From net realized gain on security transactions	—		(10.23)	(6.68)	(1.15)	(1.74)	(0.47)
Total distributions	(0.10)		(10.80)	(7.47)	(1.77)	(2.45)	(1.14)
Net asset value, end of year/period	$29.08		$27.95	$41.01	$41.31	$37.70	$43.23

Total return	4.42	%(3)	(4.95)%	18.33%	14.42%	(7.45)%	4.59%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$10,338		$11,483	$14,750	$15,469	$9,364	$12,206
Ratio of expenses to average net assets(4)	2.51	%(5)	2.28%	2.14%	2.27%	2.16%	2.11%
Ratio of net investment income to average net assets	0.96	%(5)	1.36%	0.85%	1.04%	1.73%	1.74%
Portfolio turnover rate	18	%(3)	126%	92%	67%	30%	28%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.46		$11.15	$10.71	$9.38	$11.08	$12.26
Income from investment operations
Net investment income(1),(2)	0.28		0.55	0.66	0.79	0.87	0.96
Net realized and unrealized gain (loss) on investments	0.24		(0.76)	0.44	1.29	(1.72)	(1.27)
Total income (loss) from investment operations	0.52		(0.21)	1.10	2.08	(0.85)	(0.31)

Distributions
From net investment income	(0.32)		(0.48)	(0.66)	(0.75)	(0.85)	(0.87)
Total distributions	(0.32)		(0.48)	(0.66)	(0.75)	(0.85)	(0.87)
Net asset value, end of year/period	$10.66		$10.46	$11.15	$10.71	$9.38	$11.08

Total return	5.00	%(3)	(1.84)%	10.63%	22.84%	(8.33)%	(2.94)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$241,508		$246,831	$273,474	$217,871	$146,738	$184,049
Ratio of expenses to average net assets(4)	0.59	%(5)	0.59%	0.61%	0.63%	0.62%	0.61%
Ratio of net investment income to average net assets	5.39	%(5)	5.16%	6.06%	7.72%	8.10%	7.96%
Portfolio turnover rate	31	%(3)	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.98		$10.65	$10.26	$9.02	$10.69	$11.87
Income from investment operations
Net investment income(1),(2)	0.25		0.48	0.58	0.72	0.78	0.88
Net realized and unrealized gain (loss) on investments	0.21		(0.72)	0.43	1.22	(1.65)	(1.25)
Total income (loss) from investment operations	0.46		(0.24)	1.01	1.94	(0.87)	(0.37)

Distributions
From net investment income	(0.29)		(0.43)	(0.62)	(0.70)	(0.80)	(0.81)
Total distributions	(0.29)		(0.43)	(0.62)	(0.70)	(0.80)	(0.81)
Net asset value, end of year/period	$10.15		$9.98	$10.65	$10.26	$9.02	$10.69

Total return (excludes sales charge)	4.64	%(3)	(2.22)%	10.10%	22.19%	(8.78)%	(3.48)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$98,292		$103,030	$145,651	$156,664	$140,412	$186,423
Ratio of expenses to average net assets(4)	1.09	%(5)	1.09%	1.11%	1.13%	1.12%	1.11%
Ratio of net investment income to average net assets	4.90	%(5)	4.66%	5.54%	7.22%	7.60%	7.46%
Portfolio turnover rate	31	%(3)	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.41		$10.08	$9.75	$8.60	$10.24	$11.41
Income from investment operations
Net investment income(1),(2)	0.21		0.40	0.50	0.63	0.70	0.78
Net realized and unrealized gain (loss) on investments	0.20		(0.68)	0.40	1.18	(1.58)	(1.19)
Total income (loss) from investment operations	0.41		(0.28)	0.90	1.81	(0.88)	(0.41)

Distributions
From net investment income	(0.26)		(0.39)	(0.57)	(0.66)	(0.76)	(0.76)
Total distributions	(0.26)		(0.39)	(0.57)	(0.66)	(0.76)	(0.76)
Net asset value, end of year/period	$9.56		$9.41	$10.08	$9.75	$8.60	$10.24

Total return	4.43	%(3)	(2.81)%	9.53%	21.71%	(9.28)%	(3.94)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$288,971		$288,428	$368,370	$370,470	$331,362	$424,727
Ratio of expenses to average net assets(4)	1.59	%(5)	1.59%	1.61%	1.63%	1.62%	1.61%
Ratio of net investment income to average net assets	4.40	%(5)	4.16%	5.04%	6.72%	7.10%	6.96%
Portfolio turnover rate	31	%(3)	48%	92%	102%	101%	50%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.24		$9.90	$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.20		0.40	0.50	0.44
Net realized and unrealized gain (loss) on investments	0.20		(0.67)	0.39	0.63
Total income (loss) from investment operations	0.40		(0.27)	0.89	1.07

Distributions
From net investment income	(0.26)		(0.39)	(0.58)	(0.48)
Total distributions	(0.26)		(0.39)	(0.58)	(0.48)
Net asset value, end of year/period	$9.38		$9.24	$9.90	$9.59

Total return (excludes sales charge)	4.42	%(3)	(2.71)%	9.55%	12.17	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$26,087		$24,354	$19,099	$6,267
Ratio of expenses to average net assets(4)	1.59	%(5)	1.59%	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	4.40	%(5)	4.16%	5.10%	6.35	%(5)
Portfolio turnover rate	31	%(3)	48%	92%	102	%(3)

*	Commencement of operations was May 6, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$4.16		$4.22	$4.16	$3.99	$4.27	$4.45
Income from investment operations
Net investment income(1),(2)	0.06		0.12	0.15	0.13	0.17	0.22
Net realized and unrealized gain (loss) on investments	0.05		(0.07)	0.02	0.13	(0.28)	(0.22)
Total income (loss) from investment operations	0.11		0.05	0.17	0.26	(0.11)	—

Distributions
From net investment income	(0.07)		(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Total distributions	(0.07)		(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Net asset value, end of year/period	$4.20		$4.16	$4.22	$4.16	$3.99	$4.27

Total return	2.70	%(3)	1.32%	4.18%	6.77%	(2.82)%	(0.01)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$172,537		$179,638	$96,285	$45,434	$3,986	$5,276
Ratio of expenses to average net assets(4),(5)	0.89	%(6)	0.89%	0.93%	1.20%	1.39%	1.32%
Ratio of net investment income to average net assets	3.10	%(6)	2.89%	3.42%	3.08%	4.14%	5.05%
Portfolio turnover rate	45	%(3)	66%	36%	55%	84%	31%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.88%, 0.90%, 0.98%, 1.20%, 1.44% and 1.62%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.90		$3.97	$3.92	$3.76	$4.04	$4.22
Income from investment operations
Net investment income(1),(2)	0.06		0.11	0.14	0.12	0.16	0.21
Net realized and unrealized gain (loss) on investments	0.05		(0.07)	0.02	0.13	(0.27)	(0.21)
Total income (loss) from investment operations	0.11		0.04	0.16	0.25	(0.11)	—

Distributions
From net investment income	(0.07)		(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Total distributions	(0.07)		(0.11)	(0.11)	(0.09)	(0.17)	(0.18)
Net asset value, end of year/period	$3.94		$3.90	$3.97	$3.92	$3.76	$4.04

Total return (excludes sales charge)	2.88	%(3)	1.15%	4.18%	6.82%	(2.81)%	(0.01)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$23,261		$21,891	$10,869	$10,114	$5,377	$3,285
Ratio of expenses to average net assets(4),(5)	0.89	%(6)	0.89%	0.93%	1.20%	1.39%	1.32%
Ratio of net investment income to average net assets	3.10	%(6)	2.90%	3.44%	3.08%	4.14%	5.05%
Portfolio turnover rate	45	%(3)	66%	36%	55%	84%	31%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived and recouped by the investment adviser, the ratio of expenses to average net assets would have been 0.88%, 0.90%, 0.98%, 1.20%, 1.44% and 1.62%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$3.56		$3.63	$3.60	$3.47	$3.74	$3.92
Income from investment operations
Net investment income(1),(2)	0.04		0.07	0.09	0.07	0.11	0.16
Net realized and unrealized gain (loss) on investments	0.04		(0.06)	0.02	0.12	(0.24)	(0.19)
Total income (loss) from investment operations	0.08		0.01	0.11	0.19	(0.13)	(0.03)

Distributions
From net investment income	(0.05)		(0.08)	(0.08)	(0.06)	(0.14)	(0.15)
Total distributions	(0.05)		(0.08)	(0.08)	(0.06)	(0.14)	(0.15)
Net asset value, end of year/period	$3.59		$3.56	$3.63	$3.60	$3.47	$3.74

Total return	2.31	%(3)	0.29%	3.09%	5.58%	(3.73)%	(1.00)%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$236,304		$163,409	$120,009	$40,665	$20,715	$15,396
Ratio of expenses to average net assets(4),(5)	1.89	%(6)	1.89%	1.93%	2.20%	2.39%	2.32%
Ratio of net investment income to average net assets	2.08	%(6)	1.87%	2.41%	2.08%	3.14%	4.05%
Portfolio turnover rate	45	%(3)	66%	36%	55%	84%	31%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.88%, 1.90%, 1.98%, 2.20%, 2.24% and 2.62%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$24.87		$32.21	$32.41	$34.21	$37.33	$36.23
Income from investment operations
Net investment income (loss)(1),(2)	(0.13)		0.40	(0.04)	(0.02)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	1.48		(3.29)	5.80	5.20	(2.74)	1.20
Total income (loss) from investment operations	1.35		(2.89)	5.76	5.18	(2.76)	1.22

Distributions
From net investment income	—		(0.09)	(0.28)	—	—	—
From net realized gain on security transactions	—		(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	—		(4.45)	(5.96)	(6.98)	(0.36)	(0.12)
Net asset value, end of year/period	$26.22		$24.87	$32.21	$32.41	$34.21	$37.33

Total return	5.43	%(3)	(8.39)%	18.84%	15.44%	(7.49)%	3.36%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$9,186		$16,397	$2,716	$2,298	$1,741	$2,877
Ratio of expenses to average net assets(4)	1.33	%(5)	1.06%	0.99%	0.94%	0.80%	0.66%
Ratio of net investment income (loss) to average net assets	(0.99	)%(5)	1.38%	(0.13)%	(0.05)%	(0.04)%	(0.06)%
Portfolio turnover rate	—	%(3)	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$23.06		$30.21	$30.74	$32.93	$36.13	$35.24
Income from investment operations
Net investment income (loss)(1),(2)	(0.15)		0.14	(0.11)	(0.19)	(0.20)	(0.16)
Net realized and unrealized gain (loss) on investments	1.37		(2.92)	5.47	4.98	(2.64)	1.17
Total income (loss) from investment operations	1.22		(2.78)	5.36	4.79	(2.84)	1.01

Distributions
From net investment income	—		(0.01)	(0.21)	—	—	—
From net realized gain on security transactions	—		(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	—		(4.37)	(5.89)	(6.98)	(0.36)	(0.12)
Net asset value, end of year/period	$24.28		$23.06	$30.21	$30.74	$32.93	$36.13

Total return (excludes sales charge)	5.29	%(3)	(8.61)%	18.55%	14.84%	(7.96)%	2.86%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$3,201		$3,727	$6,141	$6,474	$7,235	$10,087
Ratio of expenses to average net assets(4)	1.58	%(5)	1.31%	1.24%	1.44%	1.30%	1.16%
Ratio of net investment income (loss) to average net assets	(1.24	)%(5)	0.48%	(0.35)%	(0.55)%	(0.54)%	(0.44)%
Portfolio turnover rate	—	%(3)	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,
	(Unaudited)		2019	2018	2017	2016	2015
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$21.24		$28.43	$29.28	$31.81	$35.08	$34.40
Income from investment operations
Net investment loss(1),(2)	(0.22)		(0.19)	(0.34)	(0.35)	(0.37)	(0.34)
Net realized and unrealized gain (loss) on investments	1.26		(2.64)	5.18	4.80	(2.54)	1.14
Total income (loss) from investment operations	1.04		(2.83)	4.84	4.45	(2.91)	0.80

Distributions
From net investment income	—		—	(0.01)	—	—	—
From net realized gain on security transactions	—		(4.36)	(5.68)	(6.98)	(0.36)	(0.12)
Total distributions	—		(4.36)	(5.69)	(6.98)	(0.36)	(0.12)
Net asset value, end of year/period	$22.28		$21.24	$28.43	$29.28	$31.81	$35.08

Total return	4.90	%(3)	(9.33)%	17.66%	14.29%	(8.40)%	2.32%

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$6,221		$6,883	$19,856	$21,838	$24,379	$29,539
Ratio of expenses to average net assets(4)	2.33	%(5)	2.06%	1.99%	1.94%	1.80%	1.66%
Ratio of net investment loss to average net assets	(1.99	)%(5)	(0.72)%	(1.11)%	(1.05)%	(1.04)%	(0.94)%
Portfolio turnover rate	—	%(3)	24%	8%	27%	1%	7%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.19		$11.48	$11.98	$10.00
Income from investment operations
Net investment income(1),(2)	0.01		0.01	— (3)	0.02
Net realized and unrealized gain (loss) on investments	1.10		(0.20)	1.40	1.99
Total income (loss) from investment operations	1.11		(0.19)	1.40	2.01

Distributions
From net investment income	—		(0.02)	—	(0.03)
From net realized gain on security transactions	—		(0.08)	(1.90)	—
Total distributions	—		(0.10)	(1.90)	(0.03)
Net asset value, end of year/period	$12.30		$11.19	$11.48	$11.98

Total return	9.92	%(4)	(1.59)%	12.71%	20.12	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$31,389		$25,741	$21,602	$17,656
Ratio of expenses to average net assets(5),(6)	1.15	%(7)	1.15%	1.15%	1.15	%(7)
Ratio of net investment income (loss) to average net assets	0.15	%(7)	0.10%	(0.01)%	0.29	%(7)
Portfolio turnover rate	21	%(4)	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.56%, 1.63%, 1.96% and 2.59%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.13		$11.43	$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	(0.01)		0.02	(0.04)	—	(3)
Net realized and unrealized gain (loss) on investments	1.10		(0.23)	1.40	2.00
Total income (loss) from investment operations	1.09		(0.21)	1.36	2.00

Distributions
From net investment income	—		(0.01)	—	(0.03)
From net realized gain on security transactions	—		(0.08)	(1.90)	—
Total distributions	—		(0.09)	(1.90)	(0.03)
Net asset value, end of year/period	$12.22		$11.13	$11.43	$11.97

Total return (excludes sales charge)	9.79	%(4)	(1.77)%	12.37%	19.99	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$271		$280	$35	$12
Ratio of expenses to average net assets(5),(6)	1.40	%(7)	1.40%	1.40%	1.40	%(7)
Ratio of net investment income (loss) to average net assets	(0.10	)%(7)	0.20%	(0.35)%	0.06	%(7)
Portfolio turnover rate	21	%(4)	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.81%, 1.88%, 2.21% and 2.84%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.91		$11.28	$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.05)		(0.10)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	1.08		(0.19)	1.38	2.00
Total income (loss) from investment operations	1.03		(0.29)	1.25	1.93

Distributions
From net realized gain on security transactions	—		(0.08)	(1.90)	—
Total distributions	—		(0.08)	(1.90)	—
Net asset value, end of year/period	$11.94		$10.91	$11.28	$11.93

Total return	9.44	%(3)	(2.56)%	11.46%	19.30	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$969		$856	$485	$140
Ratio of expenses to average net assets(4),(5)	2.15	%(6)	2.15%	2.15%	2.15	%(6)
Ratio of net investment loss to average net assets	(0.85	)%(6)	(0.87)%	(1.08)%	(0.81	)%(6)
Portfolio turnover rate	21	%(3)	42%	143%	41	%(3)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.56%, 2.63%, 2.96% and 3.59%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Mid Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.50		$11.47	$10.67	$10.00
Income from investment operations
Net investment income(1),(2)	0.03		0.02	— (3)	—	(4)
Net realized and unrealized gain (loss) on investments	(0.23)		(2.38)	0.99	0.68
Total income (loss) from investment operations	(0.20)		(2.36)	0.99	0.68

Distributions
From net investment income	—		(0.02)	—	(0.01)
From net realized gain on security transactions	—		(0.59)	(0.19)	—	(4)
Total distributions	—		(0.61)	(0.19)	(0.01)
Net asset value, end of year/period	$8.30		$8.50	$11.47	$10.67

Total return	(2.35	)%(5)	(20.75)%	9.40%	6.83	%(5)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$13,441		$18,565	$23,560	$15,858
Ratio of expenses to average net assets(6),(7),(8)	1.10	%(9)	1.13%	1.25%	1.25	%(9)
Ratio of net investment income (loss) to average net assets	0.73	%(9)	0.24%	(0.04)%	—	%(9),(10)
Portfolio turnover rate	89	%(5)	54%	93%	44	%(5)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Amount is less than $(0.005) per share.
(5)	Not annualized.
(6)	Does not include expenses of the investment companies in which the Fund invests.
(7)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.07%, 1.81%, 2.04% and 2.81%, respectively.
(8)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 1.10%, 1.14%, 1.25%, and 1.25%, respectively.
(9)	Annualized.
(10)	Amount is less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,			For the Period Ended January 31,
	(Unaudited)		2019		2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.45		$11.41		$10.65	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	0.02		—	(3)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.22)		(2.37)		0.99	0.67
Total income (loss) from investment operations	(0.20)		(2.37)		0.95	0.65

Distributions
From net investment income	—		—		—	—	(3)
From net realized gain on security transactions	—		(0.59)		(0.19)	—	(3)
Total distributions	—		(0.59)		(0.19)	—	(3)
Net asset value, end of year/period	$8.25		$8.45		$11.41	$10.65

Total return (excludes sales charge)	(2.37	)%(4)	(20.94)%		9.04%	6.53	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$182		$203		$196	$6
Ratio of expenses to average net assets(5),(6),(7)	1.35	%(8)	1.38%		1.50%	1.50	%(8)
Ratio of net investment income (loss) to average net assets	0.48	%(8)	—	%(9)	(0.38)%	(0.31	)%(8)
Portfolio turnover rate	89	%(4)	54%		93%	44	%(4)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $(0.005) per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.32%, 2.07%, 2.29% and 3.06%, respectively.
(7)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 1.35%, 1.39%, 1.50%, and 1.50%, respectively.
(8)	Annualized.
(9)	Amount is less than (0.005)%.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MID CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Six Months Ended July 31, 2019		For the Year Ended January 31,		For the Period Ended January 31,
	(Unaudited)		2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$8.29		$11.29	$10.60	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.01)		(0.08)	(0.12)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.22)		(2.33)	1.00	0.67
Total income (loss) from investment operations	(0.23)		(2.41)	0.88	0.60

Distributions
From net realized gain on security transactions	—		(0.59)	(0.19)	—	(3)
Total distributions	—		(0.59)	(0.19)	—	(3)
Net asset value, end of year/period	$8.06		$8.29	$11.29	$10.60

Total return	(2.77	)%(4)	(21.53)%	8.42%	6.01	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$634		$744	$815	$97
Ratio of expenses to average net assets(5),(6),(7)	2.10	%(8)	2.13%	2.25%	2.25	%(8)
Ratio of net investment loss to average net assets	(0.29	)%(8)	(0.75)%	(1.10)%	(0.99	)%(8)
Portfolio turnover rate	89	%(4)	54%	93%	44	%(4)

*	Commencement of operations was May 10, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $(0.005) per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 3.07%, 2.81%, 3.04% and 3.81%, respectively.
(7)	This ratio does not include the effect of interest expense, if these costs had been included, the ratio of expenses to average net assets would have been 2.10%, 2.14%, 2.25%, and 2.25%, respectively.
(8)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

July 31, 2019
(Information as of and for the six months ended July 31, 2019 is unaudited)

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund, Small Cap Fund, and Mid Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in securities issued by other Underlying Funds managed by the Adviser, but reserves the

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

1.	Organization, continued

right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Mid Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser seeks to achieve the Mid Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of medium capitalized (“mid cap”) companies. The Mid Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities. Prior to July 10, 2019, Poplar Forest Capital LLC served as the sub-adviser to the Mid Cap Fund.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. Investments in repurchase agreements are generally valued

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

at par each business day. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2019, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$56,679,587	$595,703	$—	$57,275,290
Total	$56,679,587	$595,703	$—	$57,275,290

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,219,512	$—	$—	$18,219,512
Preferred Stocks	1,286,640	—	—	1,286,640
Corporate Bonds and Notes	—	4,014,275	—	4,014,275
Total	$19,506,152	$4,014,275	$—	$23,520,427

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$145,512,609	$—	$—	$145,512,609
Preferred Stocks	26,360,182	2,562,505	—	28,922,687
Corporate Bonds and Notes	—	403,268,100	—	403,268,100
Securitized Debt Obligations	—	15,768,827	—	15,768,827
U.S. Treasury Notes and Bonds	—	4,996,940	—	4,996,940
Collateralized Loan Obligations	—	11,444,966	—	11,444,966
Repurchase Agreements	—	17,000,000	—	17,000,000
Investment Companies	20,974,277	—	—	20,974,277
Total	$192,847,068	$455,041,338	$—	$647,888,406

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$291,991,872	$—	$291,991,872
Securitized Debt Obligations	—	116,979,727	—	116,979,727
Collateralized Loan Obligations	—	16,769,298	—	16,769,298
Repurchase Agreements	—	2,000,000	—	2,000,000
Total	$—	$427,740,897	$—	$427,740,897

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$18,309,382	$—	$—	$18,309,382
Total	$18,309,382	$—	$—	$18,309,382

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$31,262,036	$484,558	$—	$31,746,594
Total	$31,262,036	$484,558	$—	$31,746,594

Mid Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,960,912	$—	$—	$13,960,912
Total	$13,960,912	$—	$—	$13,960,912

See schedule of investments for breakdown of sectors in which the Funds invest.

The Funds did not hold any investments during the reporting period in which significant inputs (Level 3) were used in determining fair value, therefore, no reconciliation of Level 3 investments is included for this reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Repurchase Agreements

The Funds may invest in repurchase agreements with U.S. banks and dealers secured by U.S. Government Securities. When the Funds enter into a repurchase agreement, they receive collateral that is held in a segregated account by the Funds’ custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the Funds. If the value of such collateral is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Multi-Asset Income Fund and Short Term Bond Fund intend to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions under the Board of Trustees general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. The gross value of repurchase agreements, and related collateral received, are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of period end.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Income Fund	0.60%
Multi-Asset Income Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

Mid Cap Fund
on first $100 million	1.00%
on next $100 million	0.95%
on next $300 million	0.90%
on all assets in excess of $500 million	0.85%

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.75%	2.50%		1.50%
Capital Income Fund	1.75%	2.50%		1.50%
Multi-Asset Income Fund	1.75%	1.90%	1.90%	1.00%
Short Term Bond Fund	0.89%	1.89%		0.89%
Small Cap Fund	1.40%	2.15%		1.15%
Mid Cap Fund	1.35%	2.10%		1.10%

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board of Trustees. During the six months ended July 31, 2019, the Adviser contractually waived fees and reimbursed expenses of $61,603, and $83,711 in the Small Cap Fund, and Mid Cap Fund, respectively. During the six months ended July 31, 2019, the Adviser recouped $22,493 from the Short Term Bond Fund. As of July 31, 2019, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Recoupable through
	January 31, 2020	January 31, 2021	January 31, 2022	July 31, 2022
Short Term Bond Fund	$—	$62,730	$34,671	$—
Small Cap Fund	83,232	154,492	124,491	61,603
Mid Cap Fund	89,534	155,469	164,389	83,711

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

Ultimus Asset Services, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the six months ended July 31, 2019, Ultimus received the following amounts for these services:

Growth Fund	$52,361
Capital Income Fund	48,745
Multi-Asset Income Fund	162,582
Short Term Bond Fund	69,407
Master Allocation Fund	49,108
Small Cap Fund	47,510
Mid Cap Fund	47,020

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund, Small Cap Fund and Mid Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

6.	Investment Activity

For the six months ended July 31, 2019, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$11,673,036	$12,093,685	$—	$—
Capital Income Fund	8,617,858	3,915,288	—	—
Multi-Asset Income Fund	200,308,740	229,668,869	4,999,113	—
Short Term Bond Fund	229,460,230	156,430,515	—	—
Master Allocation Fund	29,400	9,650,000	—	—
Small Cap Fund	8,994,313	5,998,164	—	—
Mid Cap Fund	14,830,298	19,303,411	—	—

7.	Line of Credit

The Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund and the Master Allocation Fund, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 29, 2020. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $15 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $15 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

As of July 31, 2019, the Funds had no outstanding borrowings under this Line of Credit.

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$4,097,580	3.75%	1	$427	$4,097,580

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the six months ended July 31, 2019, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

uncertain tax positions taken in the Funds’ 2019 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At July 31, 2019, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Tax cost of investments	$39,754,088	$21,690,402	$649,164,152	$425,161,842
Gross unrealized appreciation	17,785,863	2,157,223	18,017,776	2,814,548
Gross unrealized depreciation	(264,661)	(327,198)	(19,293,522)	(235,493)
Net unrealized appreciation /(depreciation) on investments	$17,521,202	$1,830,025	$(1,275,746)	$2,579,055

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Tax cost of investments	$14,508,639	$27,289,011	$13,524,112
Gross unrealized appreciation	4,094,565	5,966,422	638,716
Gross unrealized depreciation	(293,822)	(1,508,839)	(201,916)
Net unrealized appreciation /(depreciation) on investments	$3,800,743	$4,457,583	$436,800

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

As of January 31, 2019, the Funds’ most recent fiscal year end, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Undistributed ordinary income	$—	$—	$2,471,932	$1,500,064
Undistributed long-term capital gains	3,947,872	41,637	—	—
Accumulated earnings	3,947,872	41,637	2,471,932	1,500,064
Accumulated capital and other losses	(80,134)	(14,337)	(131,315,916)	(3,201,662)
Unrealized appreciation/(depreciation) on investments	11,199,660	499,823	(20,554,348)	(3,673,292)
Unrealized appreciation/(depreciation) on foreign currency translations	260	(47)	—	—
Total accumulated earnings/(deficit)	$15,067,658	$527,076	$(149,398,332)	$(5,374,890)

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$20,582	$—	$13,947
Undistributed long-term capital gains	3,476,538	421,938	—
Accumulated earnings	3,497,120	421,938	13,947
Accumulated capital and other losses	—	(297,808)	(535,496)
Unrealized appreciation/(depreciation) on investments	—	—	—
Unrealized appreciation/(depreciation) on foreign currency translations	3,855,524	665,030	(2,940,468)
Total accumulated earnings/(deficit)	$7,352,644	$789,160	$(3,462,017)

The tax character of distributions paid for the fiscal year ended January 31, 2019, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund	Short Term Bond Fund
Distributions paid from:
Ordinary income	$—	$1,259,261	$31,529,129	$7,693,931
Long-term capital gains	9,510,163	6,453,353	—	—
Total distributions paid	$9,510,163	$7,712,614	$31,529,129	$7,693,931

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

	Master Allocation Fund	Small Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income	$65,637	$236,248	$355,168
Long-term capital gains	3,504,973	18,368	992,722
Total distributions paid	$3,570,610	$254,616	$1,347,890

At January 31, 2019, the Funds had accumulated capital loss carryforwards as follows:

Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Income Fund	—	—	—
Multi-Asset Income Fund	66,050,243	65,265,673	131,315,916
Short Term Bond Fund	1,681,289	1,520,373	3,201,662
Master Allocation Fund	—	—	—
Small Cap Fund	—	—	—
Mid Cap Fund	—	—	—

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2019, the Funds had Post-October capital losses of:

Growth Fund	$80,134
Capital Income Fund	14,337
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	297,808
Mid Cap Fund	535,496

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the six months ended July 31, 2019 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Purchases/ Additions	Sales/ Reductions
Small Cap Fund	1,189,765	—	—
Mid Cap Fund	763,875	—	—
Total	1,953,640	—	—

Affiliated Fund Name	Balance of Shares Held on July 31, 2019	Value July 31, 2019	Dividend Income	Realized Gain (Loss) on Security Transactions
Small Cap Fund	1,189,765	$14,634,112	$—	$—
Mid Cap Fund	763,875	6,340,165	—	—
Total	1,953,640	$20,974,277	$—	$—

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Purchases/ Additions	Sales/ Reductions
Growth Fund	621,863	—	365,604
Capital Income Fund	166,413	943	50,500
Small Cap Fund	599,127	—	121,242
Mid Cap Fund	682,905	—	144,225
Total	2,070,308	943	681,571

Affiliated Fund Name	Balance of Shares Held on July 31, 2019	Value July 31, 2019	Dividend Income	Realized Gain (Loss) on Security Transactions
Growth Fund	256,259	$4,251,335	$—	$1,334,620
Capital Income Fund	116,856	3,709,015	29,400	119,168
Small Cap Fund	477,885	5,877,989	—	87,256
Mid Cap Fund	538,680	4,471,043	—	(261,858)
Total	1,389,680	$18,309,382	$29,400	$1,279,186

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates, continued

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At July 31, 2019, the Multi-Asset Income Fund, as record shareholder, owned 45% and 44%, respectively, of the outstanding shares of the Small Cap Fund and Mid Cap Fund. The Master Allocation Fund, as record shareholder, owned 28% of the outstanding shares of the Mid Cap Fund.

10. Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. On September 11, 2019, the Board of Trustees approved the mandatory redemption of all of the Mid Cap Fund’s shares, termination of its public offering and the liquidation of the Mid Cap Fund as being in the best interest of the Mid Cap Fund and its shareholders. It is anticipated that all outstanding shares of the Mid Cap Fund will be redeemed and will discontinue all operations on or about October 29, 2019. Management has determined that there were no additional items requiring additional disclosure.

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2019 to July 31, 2019.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, July 31, 2019	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Institutional Class
Actual	$ 1,000.00	$ 1,130.90	$ 7.77	1.47%
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.35	1.47%
Class A
Actual	1,000.00	1,131.20	7.77	1.47%
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.35	1.47%
Class L
Actual	1,000.00	1,125.40	13.02	2.47%
Hypothetical (5% return before expenses)	1,000.00	1,012.55	12.33	2.47%

Capital Income Fund
Institutional Class
Actual	1,000.00	1,049.20	7.67	1.51%
Hypothetical (5% return before expenses)	1,000.00	1,017.31	7.55	1.51%
Class A
Actual	1,000.00	1,047.60	8.94	1.76%
Hypothetical (5% return before expenses)	1,000.00	1,016.07	8.80	1.76%
Class L
Actual	1,000.00	1,044.20	12.72	2.51%
Hypothetical (5% return before expenses)	1,000.00	1,012.35	12.52	2.51%

Multi-Asset Income Fund
Institutional Class
Actual	1,000.00	1,050.00	3.00	0.59%
Hypothetical (5% return before expenses)	1,000.00	1,021.87	2.96	0.59%
Class A
Actual	1,000.00	1,046.40	5.53	1.09%
Hypothetical (5% return before expenses)	1,000.00	1,019.39	5.46	1.09%
Class L
Actual	1,000.00	1,044.30	8.06	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,016.91	7.95	1.59%
Class C
Actual	1,000.00	1,044.20	8.06	1.59%
Hypothetical (5% return before expenses)	1,000.00	1,016.91	7.95	1.59%

Short Term Bond Fund
Institutional Class
Actual	1,000.00	1,027.00	4.47	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.38	4.46	0.89%
Class A
Actual	1,000.00	1,028.80	4.48	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.38	4.46	0.89%
Class L
Actual	1,000.00	1,023.10	9.48	1.89%
Hypothetical (5% return before expenses)	1,000.00	1,015.42	9.44	1.89%

	Beginning Account Value	Ending Account Value, July 31, 2019	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 1,054.30	$ 6.77	1.33%
Hypothetical (5% return before expenses)	1,000.00	1,018.20	6.66	1.33%
Class A
Actual	1,000.00	1,052.90	8.04	1.58%
Hypothetical (5% return before expenses)	1,000.00	1,016.96	7.90	1.58%
Class L
Actual	1,000.00	1,049.00	11.84	2.33%
Hypothetical (5% return before expenses)	1,000.00	1,013.24	11.63	2.33%

Small Cap Fund
Institutional Class
Actual	1,000.00	1,099.20	5.99	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76	1.15%
Class A
Actual	1,000.00	1,097.90	7.28	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.00	1.40%
Class L
Actual	1,000.00	1,094.40	11.16	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.13	10.74	2.15%

Mid Cap Fund
Institutional Class
Actual	1,000.00	976.50	5.39	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%
Class A
Actual	1,000.00	976.30	6.62	1.35%
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76	1.35%
Class L
Actual	1,000.00	972.30	10.27	2.10%
Hypothetical (5% return before expenses)	1,000.00	1,014.38	10.49	2.10%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) and divided by 365 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Trust’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Board Approval of Investment Advisory Agreement (Unaudited)

Yorktown Management & Research Company, Inc. (“Yorktown”)

The renewal of the investment advisory agreement (the “IA Agreement”) between the Trust and Yorktown on behalf of the Yorktown Master Allocation Fund, Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Small Cap Fund and Yorktown Mid Cap Fund (each a “Fund” and together the “Funds”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on March 27, 2019. The Trust’s Board considered the factors generally described below prior to approving the Agreement.

Fund legal counsel first reviewed the Trustees duties and responsibilities in approving and/or renewing advisory agreements. Counsel drew the Board’s attention to a letter sent by his firm on behalf of the Trustees to the Adviser seeking certain information as required under Section 15(c) of the Investment Company Act, and generally reviewed the Adviser’s response to the letter, copies of which were included in the Board’s book of materials.

Counsel then guided the Board through each of the five considerations a board must review in renewing an investment advisory agreement: (1) the nature, extent, and quality of the services to be provided by the investment adviser; (2) the investment performance of the fund and the investment adviser; (3) the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale for the benefit of fund investors.

In addition to the five factors discussed above, and to further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board had requested and received the following information: The information request letter from legal counsel and the Adviser’s responses to the letter; the Adviser’s latest Form ADV, and the Adviser’s financial statements, which were discussed by D.D. Basten. In addition, the Board received a description of the compensation received by the Adviser from the Funds both in the aggregate and in relation to fees charged by other advisers to similar funds, profitability information and information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, and soft dollar arrangements. Further, the Board received a variety of materials providing comparative data relating to the Funds and the services provided to the Funds by the Adviser. The materials prepared by the Adviser were provided to the Trustees in advance of the meeting. Much of the information provided to the Board at this Meeting was updates of information provided to the Board at the February Special Meeting.

The Board then discussed the nature, extent and quality of the Adviser’s services to the Funds. In particular, the Board noted with approval the Adviser’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent investment management to the Funds, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the Funds, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the Adviser also had assumed the obligation to provide certain operational services to the Funds. The Board discussed the operations of the Funds and agreed, with the Independent Trustees separately concurring, that the Funds had received adequate and appropriate investment management, compliance and operational services. The Board then discussed the recent personnel changes made by the Adviser and received information relating to those changes.

The Board next discussed the Adviser’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grew. The Board then discussed at length the services provided to the Trust under each agreement by the Adviser. The Board also reviewed the fees under the agreements charged by the Adviser in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by the Adviser under the IA Agreement appeared to be fair and reasonable at the present time in light of the services provided to the Funds and that breakpoints were not needed given the current asset levels of the Funds.

The Board next considered the investment performance of each Fund and the Adviser’s performance. The Board generally approved of each Fund’s performance. Further, the Board noted with approval that the Adviser did not succumb to “style drift” in its management of each Fund’s assets, and that each Fund was committed to maintaining its investment mandate, even if that meant underperformance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that because the Adviser’s business was currently devoted exclusively to serving the Funds, the Adviser did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the Funds.

The Board also reviewed information relating to the average overall expense ratios of competing funds versus the overall expense ratios of the Funds. The Board noted with approval that the overall expense ratios of the Funds appeared to be in line with the average of peers.

The Independent Trustees then met separately with Fund counsel and the Chief Compliance Officer to discuss the IA Agreements. At the end of their discussion, the Independent Trustees recalled Mr. D.D. Basten and announced that they were prepared to vote on the Agreements.

After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement would be in the best interests of each Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Poplar Forest Capital, LLC

The renewal of the Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown and Poplar Forest Capital, LLC (“Poplar”), on behalf of the Yorktown Mid Cap Fund (the “MC Fund”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on March 27, 2019. The Trust’s Board considered the factors described below prior to renewing the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be renewed for the MC Fund, the Board requested and received the following information: a description of Poplar’s business and personnel, a description of the compensation received by Poplar from Yorktown as a percentage of the overall management fee charged to the MC Fund; a description of the fees charged by Poplar for services provided to its other clients, information relating to Poplar’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Poplar or its personnel. In addition, the Board requested and received financial statements of Poplar for its fiscal year ended December 31, 2018 and fiscal year-to-date for 2019.

The Board also received a report from Poplar relating to the fees charged by Poplar in relation to fees charged by other advisors to similar funds. The materials prepared by Poplar were provided to the Board in advance of the meeting. The Board considered the fees charged by Poplar in light of the services to be provided to the MC Fund by Poplar. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Poplar appeared to be reasonable in light of the services provided to the MC Fund.

The Board also discussed the nature, extent and quality of Poplar’s proposed services to the MC Fund. In particular, the Board noted with approval Poplar’s performance for other funds and similar clients. The Board also noted that Poplar’s business was not devoted exclusively to serving mutual funds, but it did not appear that Poplar was realizing any improper ancillary benefits or profits deriving from its proposed relationship with the MC Fund. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the Sub-IA Agreement would be in the best interests of the MC Fund’s shareholders. In approving the Sub-IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Sub-IA Agreement approval.

Privacy Notice

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

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SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place 50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: September 23, 2019

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 23, 2019

/s/ David D. Basten
David D. Basten
President

Date: September 23, 2019

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer